UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2015 to May 31, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 88.4%
Communications - 28.2%
China Mobile Ltd.	732,950	$9,654,095
Baidu, Inc. ADR*	36,256	7,156,935
Alibaba Group Holding Ltd. ADR*	49,071	4,383,022
Ctrip.com International Ltd. ADR*	17,958	1,434,305
JD.com, Inc. ADR*	39,549	1,332,010
China Telecom Corporation Ltd. — Class H	1,839,480	1,250,596
China Unicom Hong Kong Ltd.	604,000	1,019,192
Vipshop Holdings Ltd. ADR*,1	37,478	935,826
Mobile Telesystems OJSC ADR	67,189	702,797
Qihoo 360 Technology Company Ltd. ADR*	10,680	555,894
Youku Tudou, Inc. ADR*,1	17,437	470,276
Tim Participacoes S.A. ADR	21,206	315,121
Mail.ru Group Ltd. GDR*	12,488	285,975
YY, Inc. ADR*,1	4,069	263,834
Bitauto Holdings Ltd. ADR*	3,326	201,356
SouFun Holdings Ltd. ADR	26,660	198,084
MegaFon OAO GDR	12,342	189,450
Sistema JSFC GDR	23,052	175,195
VimpelCom Ltd. ADR	25,646	159,262
58.com, Inc. ADR*	2,123	159,246
Autohome, Inc. ADR*	2,571	117,212
21Vianet Group, Inc. ADR*,1	6,176	111,539
51job, Inc. ADR*,1	2,670	82,877
E-Commerce China Dangdang, Inc. — Class A ADR*,1	7,420	62,105
Total Communications		31,216,204
Energy - 21.7%
Gazprom OAO ADR	785,444	4,215,478
CNOOC Ltd.	2,133,060	3,335,164
PetroChina Company Ltd. — Class H	2,799,414	3,318,899
Lukoil OAO ADR	68,857	3,302,382
China Petroleum & Chemical Corp. — Class H	3,384,574	2,982,196
Petroleo Brasileiro S.A. ADR*,1	197,541	1,649,467
Reliance Industries Ltd. GDR2	39,849	1,107,802
Tatneft OAO ADR	32,288	1,082,294
NovaTek OAO GDR	10,477	1,057,129
Surgutneftegas OAO ADR	128,015	779,611
Rosneft OAO GDR	140,651	644,041
Yanzhou Coal Mining Company Ltd. — Class H	258,000	228,659
Trina Solar Ltd. ADR*,1	11,859	146,696
JinkoSolar Holding Company Ltd. ADR*,1	2,680	77,050
JA Solar Holdings Company Ltd. ADR*,1	5,081	43,036
Total Energy		23,969,904
Financial - 13.1%
China Life Insurance Company Ltd. — Class H	986,933	4,742,697
HDFC Bank Ltd. ADR	54,306	3,237,723
Sberbank of Russia ADR	358,107	2,023,304
ICICI Bank Ltd. ADR	186,692	1,971,468
VTB Bank OJSC GDR	335,405	997,830

	Shares	Value
COMMON STOCKS† - 88.4% (continued)
Financial - 13.1% (continued)
State Bank of India GDR	16,086	$707,784
Axis Bank Ltd. GDR	10,621	489,097
Banco Santander Brasil S.A. ADR	22,225	110,458
Noah Holdings Ltd. ADR*,1	2,729	86,509
E-House China Holdings Ltd. ADR	9,342	51,942
CNinsure, Inc. ADR*,1	6,107	49,406
Gafisa S.A. ADR*	25,087	37,631
Total Financial		14,505,849
Consumer, Non-cyclical - 8.7%
Ambev S.A. ADR	604,678	3,476,898
Magnit PJSC GDR	38,276	1,996,092
BRF S.A. ADR	87,999	1,778,460
Dr Reddy's Laboratories Ltd. ADR	10,975	608,344
New Oriental Education & Technology Group ADR*	17,446	415,738
WuXi PharmaTech Cayman, Inc. ADR*	9,493	408,389
Mindray Medical International Ltd. ADR1	11,774	317,545
X5 Retail Group N.V. GDR*	12,970	252,267
TAL Education Group ADR*	5,189	187,946
QIWI plc ADR1	4,119	124,476
China Distance Education Holdings Ltd. ADR	2,604	40,805
EHi Car-Services, Ltd. ADR*	1,880	28,708
Total Consumer, Non-cyclical		9,635,668
Technology - 6.5%
Infosys Ltd. ADR	127,939	4,077,416
NetEase, Inc. ADR	9,733	1,376,343
Wipro Ltd. ADR	67,042	809,197
Semiconductor Manufacturing International Corp.*	3,904,000	448,241
WNS Holdings Ltd. ADR*	6,815	179,848
Perfect World Company Ltd. ADR*	4,533	89,663
Shanda Games Ltd. ADR*	12,559	87,348
Cheetah Mobile Inc ADR*,1	1,775	56,516
Changyou.com Ltd. ADR*	1,538	47,955
Momo, Inc. ADR*,1	2,256	40,743
Total Technology		7,213,270
Basic Materials - 5.5%
Ultrapar Participacoes S.A. ADR	57,597	1,245,824
Vale S.A. ADR1	196,402	1,237,332
MMC Norilsk Nickel OJSC ADR	65,103	1,146,789
Fibria Celulose S.A. ADR1	29,405	406,671
Uralkali PJSC GDR	25,717	350,523
Vedanta Resources plc ADR	25,751	320,857
Aluminum Corporation of China Ltd. — Class H*	522,000	314,484
Severstal PAO GDR	23,347	282,032
Sinopec Shanghai Petrochemical Company Ltd. — Class H	464,000	227,464
Cia Siderurgica Nacional S.A. ADR	95,754	182,890

	Shares	Value
COMMON STOCKS† - 88.4% (continued)
Basic Materials - 5.5% (continued)
Novolipetsk Steel OJSC GDR	11,135	$157,004
PhosAgro OAO GDR	10,829	143,484
Total Basic Materials		6,015,354
Consumer, Cyclical - 2.1%
Tata Motors Ltd. ADR	24,950	955,585
Mahindra & Mahindra Ltd. GDR	29,336	588,187
China Southern Airlines Company Ltd. — Class H*	228,000	233,837
China Eastern Airlines Corporation Ltd. — Class H*	248,000	193,241
Homeinns Hotel Group ADR*	4,027	108,326
Lenta Ltd. GDR*	12,562	106,777
China Lodging Group Ltd. ADR*,1	3,710	91,934
Qunar Cayman Islands Ltd. ADR*,1	1,679	74,027
Total Consumer, Cyclical		2,351,914
Utilities - 1.5%
Huaneng Power International, Inc. — Class H*	462,000	618,658
CPFL Energia S.A. ADR1	38,217	458,604
Cia de Saneamento Basico do Estado de Sao Paulo ADR	45,355	263,513
RusHydro JSC ADR	162,418	181,908
Centrais Eletricas Brasileiras S.A. ADR*,1	36,066	72,493
Total Utilities		1,595,176
Industrial - 1.1%
Embraer S.A. ADR1	21,373	643,755
Larsen & Toubro Ltd. GDR	14,348	378,070
Guangshen Railway Company Ltd. — Class H*	190,000	125,498
Globaltrans Investment plc GDR	12,810	73,401
Yingli Green Energy Holding Company Ltd. ADR*	17,126	17,297
Total Industrial		1,238,021
Total Common Stocks
(Cost $113,128,372)		97,741,360
PREFERRED STOCKS† - 11.4%
Financial - 6.2%
Itau Unibanco Holding S.A. ADR	366,392	3,920,394

	Shares	Value
PREFERRED STOCKS† - 11.4% (continued)
Financial - 6.2% (continued)
Banco Bradesco S.A. ADR	335,015	$2,948,132
Total Financial		6,868,526
Energy - 1.9%
Petroleo Brasileiro S.A. ADR*	271,363	2,097,636
Basic Materials - 1.7%
Vale S.A. ADR1	269,025	1,423,142
Gerdau S.A. ADR	118,632	328,611
Braskem S.A. ADR	10,073	81,793
Total Basic Materials		1,833,546
Communications - 0.6%
Telefonica Brasil S.A. ADR1	34,559	486,245
Oi S.A. ADR*,1	50,129	112,289
Total Communications		598,534
Consumer, Non-cyclical - 0.5%
Cia Brasileira de Distribuicao ADR	21,930	587,943
Utilities - 0.5%
Cia Energetica de Minas Gerais ADR	95,652	432,347
Cia Paranaense de Energia ADR	13,485	138,761
Total Utilities		571,108
Consumer, Cyclical - 0.0%**
Gol Linhas Aereas Inteligentes S.A. ADR1	12,573	31,055
Total Preferred Stocks
(Cost $35,115,040)		12,588,348

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 – 6.3%

BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	7,034,691	7,034,691
Total Securities Lending Collateral
(Cost $7,034,691)		7,034,691
Total Investments - 106.1%
(Cost $155,278,103)		$117,364,399
Other Assets & Liabilities, net - (6.1)%		(6,761,768)
Total Net Assets - 100.0%		$110,602,631

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2015 — See Note 2.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $1,107,802, or 1.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 89.1%
Financial - 23.1%
Iron Mountain, Inc.	65,388	$2,384,700
Axis Capital Holdings Ltd.	43,234	2,379,599
Brixmor Property Group, Inc.	95,541	2,367,506
Lamar Advertising Co. — Class A	38,860	2,355,694
Mitsubishi UFJ Financial Group, Inc. ADR	318,649	2,348,443
Digital Realty Trust, Inc.	35,284	2,330,155
PartnerRe Ltd.	17,634	2,317,637
Mid-America Apartment Communities, Inc.	29,678	2,267,103
Camden Property Trust	30,178	2,262,746
Macerich Co.	27,424	2,251,785
Alexandria Real Estate Equities, Inc.	24,228	2,246,662
Omega Healthcare Investors, Inc.	62,343	2,246,218
Starwood Property Trust, Inc.	93,721	2,238,995
Santander Consumer USA Holdings, Inc.*	91,116	2,232,342
Brookfield Asset Management, Inc. — Class A1	62,659	2,216,875
Banco de Chile ADR*,1	31,982	2,203,880
Health Care REIT, Inc.	31,309	2,199,770
National Retail Properties, Inc.1	58,627	2,199,098
Realty Income Corp.	48,136	2,193,558
Ventas, Inc.	32,628	2,170,415
HCP, Inc.	55,725	2,157,672
Bancolombia S.A. ADR1	50,354	2,050,918
Westpac Banking Corp.1	78,042	1,992,412
Total Financial		51,614,183
Utilities - 19.2%
National Grid plc ADR	33,473	2,399,345
Pepco Holdings, Inc.	86,749	2,363,911
Public Service Enterprise Group, Inc.	53,918	2,298,525
PPL Corp.	66,172	2,296,830
Eversource Energy	46,275	2,279,044
Pinnacle West Capital Corp.	37,408	2,278,895
NextEra Energy, Inc.	22,207	2,272,664
Consolidated Edison, Inc.	36,692	2,269,033
PG&E Corp.	42,296	2,261,567
AGL Resources, Inc.	44,748	2,253,957
SCANA Corp.	42,327	2,250,103
Exelon Corp.	66,308	2,243,200
Entergy Corp.	29,310	2,241,336
DTE Energy Co.	28,252	2,238,406
Edison International	36,763	2,235,558
American Electric Power Company, Inc.	39,670	2,233,024
FirstEnergy Corp.	62,411	2,226,824
Southern Co.	50,478	2,205,384
CenterPoint Energy, Inc.	107,428	2,188,308
Total Utilities		43,035,914
Communications - 14.7%
Vodafone Group plc ADR	64,770	2,527,973
Telekomunikasi Indonesia Persero Tbk PT ADR	54,793	2,370,345
Nippon Telegraph & Telephone Corp. ADR1	66,211	2,295,536

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Communications - 14.7% (continued)
NTT DOCOMO, Inc. ADR	127,460	$2,286,632
AT&T, Inc.	65,730	2,270,314
Pearson plc	111,066	2,235,759
Verizon Communications, Inc.	44,880	2,218,867
BT Group plc ADR1	32,321	2,213,989
Chunghwa Telecom Company Ltd. ADR1	69,849	2,212,118
Thomson Reuters Corp.	54,847	2,191,686
CenturyLink, Inc.	62,602	2,080,890
China Mobile Ltd. ADR	31,409	2,064,828
China Unicom Hong Kong Ltd. ADR1	118,949	2,022,133
Mobile Telesystems OJSC ADR	189,007	1,977,013
SK Telecom Company Ltd. ADR	76,407	1,867,387
Total Communications		32,835,470
Consumer, Non-cyclical - 11.3%
Campbell Soup Co.	49,669	2,400,999
Western Union Co.	106,467	2,336,951
Lorillard, Inc.	32,214	2,334,871
Macquarie Infrastructure Company LLC	27,410	2,319,982
Pfizer, Inc.	66,385	2,306,879
Clorox Co.	21,305	2,293,696
Dr Pepper Snapple Group, Inc.	29,780	2,282,339
Unilever plc ADR	51,618	2,278,935
Kraft Foods Group, Inc.	26,719	2,256,420
Philip Morris International, Inc.	27,130	2,253,689
Unilever N.V. — Class Y	51,819	2,212,671
Total Consumer, Non-cyclical		25,277,432
Energy - 6.8%
HollyFrontier Corp.	56,973	2,372,924
Valero Energy Corp.	38,411	2,275,468
Tesoro Corp.	25,163	2,226,926
BP plc ADR	52,334	2,169,768
Total S.A. ADR	41,650	2,102,909
China Petroleum & Chemical Corp. ADR	23,845	2,090,491
Marathon Oil Corp.	73,527	1,999,199
Total Energy		15,237,685
Consumer, Cyclical - 4.9%
Macy's, Inc.	34,769	2,327,785
China Southern Airlines Company, Ltd. ADR1	45,854	2,280,319
Staples, Inc.	137,033	2,256,248
Wal-Mart Stores, Inc.	28,784	2,137,788
Kohl's Corp.	30,953	2,027,112
Total Consumer, Cyclical		11,029,252
Basic Materials - 4.1%
Syngenta AG ADR	29,035	2,643,055
Potash Corporation of Saskatchewan, Inc.	69,549	2,189,403
International Paper Co.	41,873	2,170,278
Huntsman Corp.	96,684	2,169,589
Total Basic Materials		9,172,325
Technology – 3.0%
Siliconware Precision Industries Company Ltd. ADR	273,569	2,235,059
Canon, Inc. ADR1	62,915	2,172,455

	Shares	Value
COMMON STOCKS† - 89.1% (continued)
Technology – 3.0% (continued)
CA, Inc.	71,033	$2,162,955
Total Technology		6,570,469
Industrial - 2.0%
Republic Services, Inc. — Class A	56,209	2,264,660
Waste Management, Inc.	45,167	2,242,542
Total Industrial		4,507,202
Total Common Stocks
(Cost $187,917,626)		199,279,932
PREFERRED STOCKS† - 0.8%
Basic Materials - 0.8%
Gerdau S.A. ADR 1
(Cost $2,332,692)	669,352	1,854,105
MASTER LIMITED PARTNERSHIPS† - 9.8%
Energy - 5.7%
Targa Resources Partners, LP1	49,636	2,145,764
Plains GP Holdings, LP — Class A	76,666	2,143,582
Spectra Energy Partners, LP1	41,889	2,136,339
ONEOK Partners, LP1	54,542	2,129,865
Plains All American Pipeline, LP	45,167	2,120,591
NuStar Energy, LP1	33,925	2,117,259
Total Energy		12,793,400
Financial - 4.1%
Oaktree Capital Group LLC1	42,438	2,324,329
KKR & Company, LP	100,018	2,295,413

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.8% (continued)
Financial - 4.1% (continued)
Carlyle Group, LP	73,360	$2,261,689
Icahn Enterprises, LP1	24,637	2,229,895
Total Financial		9,111,326
Total Master Limited Partnerships
(Cost $22,999,887)		21,904,726
RIGHTS†††- 0.0%**
Safeway Casa Ley SA de CV
Expires 01/17/19	64,285	9,643
Safeway Property Development Centers LLC
Expires 01/17/17	64,285	4,500
Total Rights
(Cost $65,401)		14,143
SECURITIES LENDING COLLATERAL†,2 - 11.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.1070%	24,608,777	24,608,777
Total Securities Lending Collateral
(Cost $24,608,777)		24,608,777
Total Investments - 110.7%
(Cost $237,924,383)		$247,661,683
Other Assets & Liabilities, net - (10.7)%		(23,859,967)
Total Net Assets - 100.0%		$223,801,716

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 96.3%
Financial - 20.8%
Pinnacle Financial Partners, Inc.	36,165	$1,790,529
MGIC Investment Corp.*	162,165	1,759,490
Beneficial Bancorp, Inc.*	134,445	1,646,951
JPMorgan Chase & Co.	24,431	1,607,071
MB Financial, Inc.	49,717	1,601,882
FS Investment Corp.1	153,942	1,594,839
Fifth Third Bancorp	78,728	1,593,455
KeyCorp	109,198	1,592,107
Lamar Advertising Co. — Class A	25,775	1,562,481
Huntington Bancshares, Inc.	140,284	1,561,361
Aon plc	15,234	1,541,985
UMB Financial Corp.	29,410	1,523,144
BlackRock, Inc. — Class A	4,112	1,504,087
AG Mortgage Investment Trust, Inc.	79,470	1,497,215
Lincoln National Corp.	26,156	1,491,154
Piedmont Office Realty Trust, Inc. — Class A	83,125	1,428,919
WP Carey, Inc.	22,081	1,406,339
Ryman Hospitality Properties, Inc.	24,838	1,368,822
Healthcare Realty Trust, Inc.	54,996	1,310,005
Government Properties Income Trust	65,708	1,282,620
Enova International, Inc.*	64,617	1,260,032
Total Financial		31,924,488
Consumer, Cyclical - 16.3%
Starbucks Corp.	32,620	1,694,935
G-III Apparel Group Ltd.*	28,997	1,648,770
Penske Automotive Group, Inc.	31,110	1,605,587
Fastenal Co.	38,118	1,582,278
AutoZone, Inc.*	2,326	1,566,840
American Eagle Outfitters, Inc.	95,103	1,556,836
Michaels Companies, Inc.*	56,552	1,547,263
Hanesbrands, Inc.	46,963	1,496,241
Caleres, Inc.	48,263	1,492,775
Genuine Parts Co.	16,140	1,460,186
Texas Roadhouse, Inc. — Class A	41,506	1,453,540
Delta Air Lines, Inc.	33,618	1,442,885
Marriott International, Inc. — Class A	18,255	1,423,707
Ethan Allen Interiors, Inc.	56,701	1,423,195
Chipotle Mexican Grill, Inc. — Class A*	2,286	1,407,079
United Continental Holdings, Inc.*	22,104	1,206,657
Tuesday Morning Corp.*	82,989	1,063,919
Total Consumer, Cyclical		25,072,693
Consumer, Non-cyclical - 15.7%
Mylan N.V.*	27,298	1,982,654
Ligand Pharmaceuticals, Inc. — Class B*	22,470	1,979,831
Enanta Pharmaceuticals, Inc.*,1	42,854	1,751,872
Moody's Corp.	15,965	1,725,816
Global Payments, Inc.	16,497	1,721,957
HCA Holdings, Inc.*	20,257	1,657,630
AmerisourceBergen Corp. — Class A	14,669	1,651,143

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Tyson Foods, Inc. — Class A	36,663	$1,556,344
Spectrum Brands Holdings, Inc.	15,987	1,545,144
CR Bard, Inc.	9,054	1,542,077
McGraw Hill Financial, Inc.	14,801	1,535,604
Celgene Corp.*	12,694	1,452,701
ADT Corp.	39,589	1,444,207
Lannett Company, Inc.*	24,372	1,355,814
IDEXX Laboratories, Inc.*	9,633	1,306,235
Total Consumer, Non-cyclical		24,209,029
Industrial - 12.6%
General Electric Co.	59,154	1,613,129
AZZ, Inc.	33,641	1,612,414
Oshkosh Corp.	32,125	1,611,390
Sealed Air Corp.	32,586	1,586,938
ITT Corp.	36,478	1,556,881
Masco Corp.	57,322	1,551,707
Honeywell International, Inc.	14,730	1,534,866
Parker-Hannifin Corp.	12,495	1,504,773
Avnet, Inc.	32,538	1,431,997
Briggs & Stratton Corp.	74,441	1,421,079
Garmin Ltd.	30,777	1,399,738
Old Dominion Freight Line, Inc.*	19,548	1,329,459
Corning, Inc.	61,328	1,282,982
Total Industrial		19,437,353
Basic Materials - 7.6%
Newmont Mining Corp.	60,255	1,641,346
Commercial Metals Co.	101,734	1,634,865
RPM International, Inc.	30,339	1,517,860
Ecolab, Inc.	13,065	1,497,902
Platform Specialty Products Corp.*	57,063	1,493,339
Air Products & Chemicals, Inc.	9,809	1,439,569
Alcoa, Inc.	104,034	1,300,425
Cliffs Natural Resources, Inc.1	225,873	1,199,386
Total Basic Materials		11,724,692
Technology - 6.4%
Lexmark International, Inc. — Class A	37,330	1,716,433
DST Systems, Inc.	14,263	1,688,738
VeriFone Systems, Inc.*	43,856	1,673,984
IGATE Corp.*	34,782	1,652,493
Cadence Design Systems, Inc.*	82,358	1,629,865
VMware, Inc. — Class A*	17,633	1,539,714
Total Technology		9,901,227
Communications - 6.2%
AOL, Inc.*	36,029	1,801,810
Stamps.com, Inc.*	25,866	1,740,523
Entravision Communications Corp. — Class A	230,678	1,557,077
Time Warner, Inc.	18,271	1,543,534
ViaSat, Inc.*	23,431	1,475,919
Calix, Inc.*	181,781	1,454,248
Total Communications		9,573,111
Energy - 5.8%
FMSA Holdings, Inc.*,1	237,167	2,117,901
EP Energy Corp. — Class A*,1	146,371	1,924,779
MRC Global, Inc.*	116,222	1,779,359
Callon Petroleum Co.*	203,741	1,601,404

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Energy - 5.8% (continued)
Tesoro Corp.	16,922	$1,497,597
Total Energy		8,921,040
Utilities - 4.9%
Exelon Corp.	46,531	1,574,144
IDACORP, Inc.	24,874	1,479,257
California Water Service Group	61,852	1,477,644
NorthWestern Corp.	28,371	1,475,859
SCANA Corp.	27,507	1,462,272
Total Utilities		7,469,176
Total Common Stocks
(Cost $130,073,473)		148,232,809
MASTER LIMITED PARTNERSHIPS† - 3.4%
Energy - 3.4%
Energy Transfer Equity, LP	23,570	1,618,552
NuStar Energy, LP	24,190	1,509,698
EV Energy Partners, LP	97,548	1,378,353

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 3.4% (continued)
Energy - 3.4% (continued)
Natural Resource Partners, LP1	193,853	$794,797
Total Energy		5,301,400
Total Master Limited Partnerships
(Cost $6,388,925)		5,301,400
SECURITIES LENDING COLLATERAL†,2 - 3.8%
BNY Mellon Separately Managed Cash Collateral Account, 0.1070%
(Cost $5,815,902)	5,815,902	5,815,902
Total Investments - 103.5%
(Cost $142,278,300)		$159,350,111
Other Assets & Liabilities, net - (3.5)%		(5,396,148)
Total Net Assets - 100.0%		$153,953,963

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

plc	Public Limited Company

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 90.6%
Financial - 25.0%
Invesco Ltd.	84,810	$3,377,982
Northern Trust Corp.	45,115	3,363,323
Fifth Third Bancorp	156,748	3,172,581
Regions Financial Corp.	261,994	2,643,519
CBRE Group, Inc. — Class A*	64,759	2,476,385
KeyCorp	166,864	2,432,877
CNA Financial Corp.	51,859	2,004,869
Unum Group	48,328	1,689,547
Arch Capital Group Ltd.*	24,073	1,538,024
Jones Lang LaSalle, Inc.	8,781	1,521,133
Brixmor Property Group, Inc.	58,200	1,442,196
Duke Realty Corp.	67,637	1,322,980
WP Carey, Inc.	20,494	1,305,263
Grupo Financiero Santander Mexico SAB de CV ADR	130,158	1,231,295
East West Bancorp, Inc.	27,737	1,189,917
HCC Insurance Holdings, Inc.	18,557	1,061,089
American Financial Group, Inc.	16,660	1,057,910
Axis Capital Holdings Ltd.	18,945	1,042,733
Equity LifeStyle Properties, Inc.	16,693	914,609
American Campus Communities, Inc.	22,135	863,486
Douglas Emmett, Inc.	28,301	831,483
Erie Indemnity Co. — Class A	9,053	736,280
Mercury General Corp.	10,688	595,108
GEO Group, Inc.	14,498	549,909
Total Financial		38,364,498
Industrial - 18.4%
Ingersoll-Rand plc	50,162	3,450,143
Roper Technologies, Inc.	19,016	3,327,039
Tyco International plc	79,983	3,228,114
Agilent Technologies, Inc.	65,624	2,703,053
L-3 Communications Holdings, Inc.	16,030	1,888,494
Snap-on, Inc.	11,105	1,725,717
Packaging Corporation of America	19,379	1,340,639
Xylem, Inc.	35,661	1,304,123
Huntington Ingalls Industries, Inc.	9,416	1,167,490
Waste Connections, Inc.	23,871	1,158,460
Keysight Technologies, Inc.*	33,487	1,100,383
Gentex Corp.	57,613	989,791
Lincoln Electric Holdings, Inc.	14,682	986,777
Graco, Inc.	11,302	820,412
ITT Corp.	17,558	749,376
Crane Co.	10,999	665,769
Curtiss-Wright Corp.	9,128	658,038
Progressive Waste Solutions Ltd.	21,265	593,931
Moog, Inc. — Class A*	7,588	520,764
Total Industrial		28,378,513
Technology - 13.8%
Fiserv, Inc.*	46,044	3,690,426
Fidelity National Information Services, Inc.	54,440	3,413,388
Check Point Software Technologies Ltd.*	35,866	3,038,568
Xerox Corp.	214,619	2,450,949

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Technology - 13.8% (continued)
IMS Health Holdings, Inc.*	63,657	$1,894,432
Amdocs Ltd.	29,483	1,617,142
Genpact Ltd.*	43,050	968,195
PTC, Inc.*	22,415	925,067
SS&C Technologies Holdings, Inc.	15,697	925,024
DST Systems, Inc.	7,132	844,429
Syntel, Inc.*	15,969	758,687
Leidos Holdings, Inc.	15,531	660,068
Total Technology		21,186,375
Consumer, Non-cyclical - 12.0%
ConAgra Foods, Inc.	80,740	3,117,371
Universal Health Services, Inc. — Class B	18,870	2,445,175
Coca-Cola Enterprises, Inc.	43,457	1,922,103
Quintiles Transnational Holdings, Inc.*	23,764	1,656,588
Coty, Inc. — Class A*	63,941	1,594,049
SEI Investments Co.	32,172	1,539,108
Aramark	46,044	1,443,479
ManpowerGroup, Inc.	15,130	1,280,755
Spectrum Brands Holdings, Inc.	10,324	997,815
Pinnacle Foods, Inc.	21,644	912,295
VCA, Inc.*	16,128	846,075
Booz Allen Hamilton Holding Corp.	28,794	729,928
Total Consumer, Non-cyclical		18,484,741
Consumer, Cyclical - 8.2%
Genuine Parts Co.	29,895	2,704,600
Starwood Hotels & Resorts Worldwide, Inc.	32,203	2,665,120
Newell Rubbermaid, Inc.	51,554	2,037,930
Signet Jewelers Ltd.	14,109	1,824,717
Allison Transmission Holdings, Inc.	34,815	1,065,339
Copart, Inc.*	24,506	847,908
Dolby Laboratories, Inc. — Class A	19,983	782,334
Columbia Sportswear Co.	13,272	743,896
Total Consumer, Cyclical		12,671,844
Utilities - 7.1%
NiSource, Inc.	61,227	2,888,690
American Water Works Company, Inc.	34,866	1,843,365
UGI Corp.	34,077	1,274,480
OGE Energy Corp.	38,957	1,227,146
AGL Resources, Inc.	23,355	1,176,391
Atmos Energy Corp.	19,685	1,063,384
Questar Corp.	34,052	772,980
Vectren Corp.	16,051	683,291
Total Utilities		10,929,727
Communications - 3.7%
Interpublic Group of Companies, Inc.	78,876	1,610,649
CommScope Holding Company, Inc.*	38,090	1,187,265
Yandex N.V. — Class A*	57,647	1,039,375
Markit Ltd.*	34,799	932,961

	Shares	Value
COMMON STOCKS† - 90.6% (continued)
Communications - 3.7% (continued)
EchoStar Corp. — Class A*	17,682	$885,868
Total Communications		5,656,118
Basic Materials - 2.4%
Celanese Corp. — Class A	29,953	2,062,264
Israel Chemicals Ltd.*,1	237,526	1,700,686
Total Basic Materials		3,762,950
Total Common Stocks
(Cost $129,234,005)		139,434,766
MASTER LIMITED PARTNERSHIPS† - 9.0%
Energy - 6.8%
Magellan Midstream Partners, LP1	42,837	3,414,966
Spectra Energy Partners, LP1	55,700	2,840,700
Buckeye Partners, LP	23,785	1,839,294
Genesis Energy, LP	16,980	825,737
Enable Midstream Partners, LP1	44,877	798,811
Boardwalk Pipeline Partners, LP	45,019	721,204
Total Energy		10,440,712
Financial - 1.2%
Lazard Ltd. — Class A	23,293	1,294,159

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.0% (continued)
Financial - 1.2% (continued)
AllianceBernstein Holding, LP1	19,464	$610,391
Total Financial		1,904,550
Utilities - 0.6%
AmeriGas Partners, LP1	17,365	856,095
Consumer, Cyclical - 0.4%
Cedar Fair, LP	10,722	646,644
Total Master Limited Partnerships
(Cost $13,012,456)		13,848,001
SECURITIES LENDING COLLATERAL†,2 - 3.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.1070%	5,998,211	5,998,211
Total Securities Lending Collateral
(Cost $5,998,211)		5,998,211
Total Investments - 103.5%
(Cost $148,244,672)		$159,280,978
Other Assets & Liabilities, net - (3.5)%		(5,391,403)
Total Net Assets - 100.0%		$153,889,575

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at May 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 70.9%
Financial - 16.2%
HSBC Holdings plc ADR	184,090	$8,744,275
Prudential Financial, Inc.	101,681	8,603,230
Banco Santander S.A. ADR1	1,159,579	8,233,011
Starwood Property Trust, Inc. REIT	341,473	8,157,790
Annaly Capital Management, Inc. REIT	778,463	8,127,154
American Capital Agency Corp. REIT	380,643	7,940,213
Senior Housing Properties Trust REIT	370,773	7,419,168
Two Harbors Investment Corp. REIT	668,944	7,151,011
Manulife Financial Corp.	313,678	5,755,991
PacWest Bancorp	120,867	5,425,720
Hancock Holding Co.	185,768	5,411,422
Waddell & Reed Financial, Inc. — Class A	107,971	5,158,854
MFA Financial, Inc. REIT	645,991	5,129,169
Lexington Realty Trust REIT	447,630	4,109,244
New Residential Investment Corp. REIT	240,436	4,101,838
CYS Investments, Inc. REIT	455,120	4,073,324
Hatteras Financial Corp. REIT	221,846	3,984,354
Select Income REIT	168,492	3,949,452
ARMOUR Residential REIT, Inc.	1,248,769	3,733,819
Government Properties Income Trust REIT	168,158	3,282,444
Aircastle Ltd.	118,955	2,885,848
National Penn Bancshares, Inc.	257,078	2,750,735
Old National Bancorp	194,455	2,646,533
Artisan Partners Asset Management, Inc. — Class A	59,620	2,629,838
American Capital Mortgage Investment Corp. REIT	136,586	2,386,157
Total Financial		131,790,594
Energy - 11.9%
Helmerich & Payne, Inc.	123,203	8,992,587
Occidental Petroleum Corp.	103,956	8,128,320
Spectra Energy Corp.	229,483	8,070,917
Chevron Corp.	76,785	7,908,854
Suncor Energy, Inc.	270,230	7,898,823
Exxon Mobil Corp.	92,693	7,897,444
BP Prudhoe Bay Royalty Trust1	115,450	7,703,979
National Oilwell Varco, Inc.	151,625	7,458,434
Sasol Ltd. ADR	176,783	6,270,493
Western Refining, Inc.	128,182	5,637,444
PBF Energy, Inc. — Class A	175,984	4,719,891
China Petroleum & Chemical Corp. ADR1	41,755	3,660,661
Alon USA Energy, Inc.	204,265	3,601,192
Frank's International N.V.	167,690	3,323,615
RPC, Inc.	213,071	3,081,007
ONEOK, Inc.	57,784	2,422,305
Total Energy		96,775,966
Consumer, Cyclical - 8.4%
McDonald's Corp.	87,300	8,374,689
General Motors Co.	219,614	7,899,516
Ford Motor Co.	506,765	7,687,625

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Consumer, Cyclical - 8.4% (continued)
Las Vegas Sands Corp.	147,630	$7,504,033
Gaming and Leisure Properties, Inc. REIT	199,643	7,306,934
GameStop Corp. — Class A1	148,831	6,460,754
Wynn Resorts Ltd.	56,400	5,678,916
Cracker Barrel Old Country Store, Inc.	37,893	5,345,944
Copa Holdings S.A. — Class A1	46,505	3,966,411
Six Flags Entertainment Corp.	58,414	2,854,108
Guess?, Inc.1	158,190	2,774,653
DineEquity, Inc.	24,312	2,372,851
Total Consumer, Cyclical		68,226,434
Utilities - 8.0%
American Electric Power Company, Inc.	139,855	7,872,439
AES Corp.	456,017	6,201,831
Atmos Energy Corp.	103,612	5,597,121
Great Plains Energy, Inc.	199,816	5,209,203
Ameren Corp.	128,542	5,171,245
OGE Energy Corp.	162,154	5,107,851
CenterPoint Energy, Inc.	250,749	5,107,757
MDU Resources Group, Inc.	237,597	4,975,281
Laclede Group, Inc.	52,428	2,805,422
New Jersey Resources Corp.	86,555	2,602,709
Vectren Corp.	60,676	2,582,977
South Jersey Industries, Inc.	97,262	2,566,744
IDACORP, Inc.	43,026	2,558,756
PNM Resources, Inc.	95,636	2,542,961
Empire District Electric Co.	106,342	2,482,022
Cia Paranaense de Energia ADR1	165,381	1,701,770
Total Utilities		65,086,089
Consumer, Non-cyclical - 7.0%
Kraft Foods Group, Inc.	129,361	10,924,536
Merck & Company, Inc.	142,061	8,650,095
AstraZeneca plc ADR	119,618	8,080,196
Baxter International, Inc.	120,046	7,996,264
GlaxoSmithKline plc ADR	173,828	7,712,748
KAR Auction Services, Inc.	149,759	5,580,020
Sysco Corp.	139,779	5,194,188
Rent-A-Center, Inc.	97,913	2,961,868
Total Consumer, Non-cyclical		57,099,915
Industrial - 6.0%
General Electric Co.	326,526	8,904,363
Emerson Electric Co.	141,621	8,541,163
Caterpillar, Inc.	98,113	8,371,001
Lockheed Martin Corp.	40,113	7,549,267
Gentex Corp.	312,099	5,361,861
Tidewater, Inc.	193,635	4,751,803
CNH Industrial N.V.1	325,122	2,883,832
American Railcar Industries, Inc.1	50,076	2,692,587
Total Industrial		49,055,877
Basic Materials - 6.0%
LyondellBasell Industries N.V. — Class A	90,785	9,178,365
Dow Chemical Co.	166,462	8,667,676
Rio Tinto plc ADR1	167,763	7,342,987
BHP Billiton plc ADR1	162,147	6,860,440

	Shares	Value
COMMON STOCKS† - 70.9% (continued)
Basic Materials - 6.0% (continued)
Domtar Corp.	126,178	$5,453,413
Innophos Holdings, Inc.	49,153	2,561,363
Cia Siderurgica Nacional S.A. ADR1	1,264,624	2,415,431
Schweitzer-Mauduit International, Inc.	59,551	2,403,478
Ternium S.A. ADR	86,305	1,684,674
Braskem S.A. ADR1	198,195	1,609,343
South 32 Ltd. ADR*	65,209	539,278
Total Basic Materials		48,716,448
Technology - 3.9%
Seagate Technology plc	136,555	7,597,920
Lexmark International, Inc. — Class A	126,712	5,826,218
Pitney Bowes, Inc.	239,700	5,237,445
CA, Inc.	169,014	5,146,476
KLA-Tencor Corp.	83,383	4,974,630
Computer Programs & Systems, Inc.1	52,101	2,726,445
Total Technology		31,509,134
Communications - 3.5%
Vodafone Group plc ADR	238,182	9,296,243
Verizon Communications, Inc.	180,605	8,929,112
VimpelCom Ltd. ADR	670,916	4,166,388
Orange S.A. ADR	228,057	3,591,898
Inteliquent, Inc.	159,208	2,806,837
Total Communications		28,790,478
Total Common Stocks
(Cost $599,962,333)		577,050,935
PREFERRED STOCKS† - 7.1%
Financial - 7.1%
State Street Corp. 6.00%2	353,755	8,893,401
Bank of America Corp. 6.63%2	325,639	8,320,076
Citigroup, Inc. 6.88%1,2,3	269,439	7,266,770
Capital One Financial Corp. 6.70%2	268,624	7,005,714
Capital One Financial Corp. 6.25%1,2	229,935	5,849,546
Morgan Stanley 6.38%2,3	202,392	5,284,455
Wells Fargo & Co. 6.00%2	204,233	5,160,968
Goldman Sachs Group, Inc. 6.38%1,2,3	191,955	5,077,210
Barclays Bank plc 8.13%1,2	183,239	4,767,879
Total Financial		57,626,019
Total Preferred Stocks
(Cost $58,230,731)		57,626,019
CONVERTIBLE PREFERRED STOCKS† - 1.9%
Financial - 1.9%
Wells Fargo & Co.	7,403	8,948,968
7.50%2
Bank of America Corp.	5,816	6,662,228
7.25%2
Total Financial		15,611,196
Total Convertible Preferred Stocks
(Cost $15,675,379)		15,611,196
MASTER LIMITED PARTNERSHIPS† - 9.2%
Energy - 8.3%
BreitBurn Energy Partners, LP1	1,736,067	9,235,876

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 9.2% (continued)
Energy - 8.3% (continued)
NuStar Energy, LP1	116,994	$7,301,597
Targa Resources Partners, LP1	159,146	6,879,881
ONEOK Partners, LP1	167,226	6,530,176
Energy Transfer Partners, LP	114,083	6,414,887
MarkWest Energy Partners, LP	98,636	6,374,845
Buckeye Partners, LP	80,719	6,242,000
Enbridge Energy Partners, LP	156,244	5,795,090
Plains All American Pipeline, LP	103,794	4,873,128
Enterprise Products Partners, LP	131,072	4,249,354
Western Gas Partners, LP	57,762	3,956,697
Total Energy		67,853,531
Consumer, Non-cyclical - 0.9%
Emerge Energy Services, LP1	186,459	7,380,047
1	–	–
Total Master Limited Partnerships
(Cost $83,728,370)		75,233,578
CLOSED-END FUNDS† - 9.9%
PIMCO Dynamic Credit Income Fund1	442,495	9,168,497
PIMCO Dynamic Income Fund1	275,355	8,235,868
First Trust Intermediate Duration Preferred & Income Fund1	331,891	7,527,288
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.1	803,711	7,345,918
Prudential Global Short Duration High Yield Fund, Inc.1	374,856	5,862,748
AllianceBernstein Global High Income Fund, Inc.	430,094	5,324,564
Templeton Global Income Fund1	683,364	4,968,056
Prudential Short Duration High Yield Fund, Inc.	267,119	4,207,124
Babson Capital Global Short Duration High Yield Fund	195,744	4,001,007
Western Asset High Income Fund II, Inc.	491,793	3,929,426
Wells Fargo Advantage Income Opportunities Fund	342,546	2,997,278
PIMCO Income Opportunity Fund1	102,393	2,671,433
Nuveen Long/Short Commodity Total Return Fund	158,130	2,645,515
John Hancock Preferred Income Fund	104,311	2,150,893
Western Asset Global High Income Fund, Inc.	190,685	2,080,373
Nuveen Quality Preferred Income Fund1	236,368	1,961,854
Wells Fargo Advantage Global Dividend Opportunity Fund	257,361	1,914,766
John Hancock Preferred Income Fund III1	84,367	1,502,576
Brookfield Total Return Fund, Inc.	53,731	1,249,246
John Hancock Preferred Income Fund II	56,273	1,159,787
Total Closed-End Funds
(Cost $88,768,184)		80,904,217

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 8.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	69,299,734	$69,299,734
Total Securities Lending Collateral
(Cost $69,299,734)		69,299,734
Total Investments - 107.5%
(Cost $915,664,731)		$875,725,679
Other Assets & Liabilities, net - (7.5)%		(61,565,318)
Total Net Assets - 100.0%		$814,160,361

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2015 — See Note 4.
2	Perpetual maturity.
3	Variable rate security. Rate indicated is rate effective at May 31, 2015.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 95.7%
Consumer, Cyclical - 22.1%
Carrols Restaurant Group, Inc.*	202,762	$2,031,675
Advance Auto Parts, Inc.	12,972	1,987,570
Malibu Boats, Inc. — Class A*	94,301	1,977,493
Spirit Airlines, Inc.*	31,052	1,973,975
Alaska Air Group, Inc.	30,401	1,965,121
Ingram Micro, Inc. — Class A*,1	73,155	1,961,286
Rush Enterprises, Inc. — Class A*	73,572	1,954,808
MarineMax, Inc.*	81,495	1,949,360
United Continental Holdings, Inc.*	35,652	1,946,243
WCI Communities, Inc.*	83,669	1,945,304
Bed Bath & Beyond, Inc.*	27,219	1,941,259
Arctic Cat, Inc.	58,639	1,939,778
Bloomin' Brands, Inc.	86,115	1,934,143
DineEquity, Inc.	19,817	1,934,139
Select Comfort Corp.*	61,926	1,928,995
Mohawk Industries, Inc.*	10,319	1,925,938
La-Z-Boy, Inc.	72,528	1,924,168
O'Reilly Automotive, Inc.*	8,746	1,920,009
Delta Air Lines, Inc.	44,577	1,913,245
Dollar Tree, Inc.*	25,498	1,912,095
Jarden Corp.*	36,036	1,912,070
Regal Entertainment Group — Class A	91,077	1,908,974
AutoZone, Inc.*	2,827	1,904,324
Cinemark Holdings, Inc.	46,957	1,903,167
Ethan Allen Interiors, Inc.	75,808	1,902,781
Tractor Supply Co.	21,627	1,884,577
Polaris Industries, Inc.	13,149	1,880,964
Pier 1 Imports, Inc.	147,982	1,880,851
Steelcase, Inc. — Class A	108,691	1,869,485
Red Robin Gourmet Burgers, Inc.*	22,340	1,862,933
Harman International Industries, Inc.	15,366	1,851,910
Total Consumer, Cyclical		59,728,640
Financial - 19.7%
Genworth Financial, Inc. — Class A*	251,551	1,997,315
CyrusOne, Inc.	60,728	1,959,693
Bank of the Ozarks, Inc.	44,456	1,954,730
Peoples Bancorp, Inc.	84,287	1,946,187
Meta Financial Group, Inc.	48,431	1,943,536
NASDAQ OMX Group, Inc.	37,517	1,941,505
EverBank Financial Corp.	105,278	1,941,326
Talmer Bancorp, Inc. — Class A	122,141	1,940,820
ConnectOne Bancorp, Inc.	99,462	1,934,536
SVB Financial Group*	14,331	1,933,395
Renasant Corp.	65,648	1,932,677
PrivateBancorp, Inc. — Class A	50,651	1,931,322
Zions Bancorporation	66,798	1,929,126
American Homes 4 Rent — Class A	115,536	1,928,296
Prudential Financial, Inc.	22,705	1,921,071
Wintrust Financial Corp.	38,217	1,914,672
American Tower Corp. — Class A	20,615	1,912,866
Regions Financial Corp.	189,522	1,912,277
Federated National Holding Co.	74,302	1,908,075

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Financial - 19.7% (continued)
Allstate Corp.	28,292	$1,904,617
American Residential Properties, Inc.*	102,611	1,903,434
Yadkin Financial Corp.*	96,310	1,902,123
Argo Group International Holdings Ltd.	36,056	1,898,348
CubeSmart	79,627	1,894,326
Lincoln National Corp.	32,830	1,871,638
Fidus Investment Corp.1	105,247	1,736,576
Alcentra Capital Corp.1	74,103	1,015,952
Health Insurance Innovations, Inc. — Class A*,1	186,926	940,238
CM Finance, Inc.	59,022	817,455
C1 Financial, Inc.*,1	34,946	632,173
Total Financial		53,300,305
Technology - 15.5%
NXP Semiconductor N.V.*	18,900	2,121,525
Benefitfocus, Inc.*,1	59,066	2,119,288
Applied Micro Circuits Corp.*	323,542	2,067,434
Skyworks Solutions, Inc.	18,744	2,049,845
NVIDIA Corp.	92,419	2,045,232
Micron Technology, Inc.*	73,128	2,042,465
Altera Corp.	41,664	2,035,286
BroadSoft, Inc.*	55,684	2,033,023
Microsemi Corp.*	55,732	2,028,087
Salesforce.com, Inc.*	27,715	2,016,266
Cavium, Inc.*	28,465	2,003,082
Analog Devices, Inc.	29,382	1,996,801
Maxim Integrated Products, Inc.	56,773	1,991,029
Qorvo, Inc.*	23,962	1,968,478
Intuit, Inc.	18,809	1,958,957
Texas Instruments, Inc.	34,953	1,954,572
ServiceNow, Inc.*	25,106	1,923,371
EMC Corp.	72,991	1,922,583
Manhattan Associates, Inc.*	34,879	1,913,113
Nimble Storage, Inc.*,1	73,822	1,910,513
Envestnet, Inc.*	42,539	1,863,634
Total Technology		41,964,584
Communications - 11.4%
ORBCOMM, Inc.*	313,627	2,145,209
Palo Alto Networks, Inc.*	12,267	2,079,134
Finisar Corp.*,1	90,483	1,981,578
Comcast Corp. — Class A	33,776	1,974,545
Zayo Group Holdings, Inc.*	74,473	1,957,894
United States Cellular Corp.*	50,038	1,956,486
LinkedIn Corp. — Class A*	10,034	1,955,928
Iridium Communications, Inc.*,1	188,968	1,955,819
GrubHub, Inc.*	48,346	1,949,311
Telephone & Data Systems, Inc.	65,229	1,936,649
WebMD Health Corp. — Class A*,1	42,089	1,931,885
Equinix, Inc.	7,204	1,931,176
ARRIS Group, Inc.*	58,009	1,914,877
Priceline Group, Inc.*	1,609	1,885,812
DigitalGlobe, Inc.*	62,084	1,862,520
KVH Industries, Inc.*	105,733	1,318,491
Total Communications		30,737,314

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Industrial - 10.6%
Applied Optoelectronics, Inc.*,1	128,264	$2,290,795
Advanced Energy Industries, Inc.*	67,704	1,930,918
Republic Services, Inc. — Class A	47,870	1,928,682
PGT, Inc.*	160,040	1,914,078
Progressive Waste Solutions Ltd.	68,444	1,911,641
Teekay Corp.	41,540	1,903,363
Saia, Inc.*	46,408	1,899,944
Union Pacific Corp.	18,828	1,899,933
FedEx Corp.	10,953	1,897,279
Covanta Holding Corp.	85,812	1,896,445
SBA Communications Corp. — Class A*	16,953	1,895,515
Kansas City Southern	20,775	1,880,138
Genesee & Wyoming, Inc. — Class A*	22,745	1,872,823
ArcBest Corp.	54,422	1,860,688
Swift Transportation Co. — Class A*	78,281	1,821,599
Total Industrial		28,803,841
Consumer, Non-cyclical - 10.0%
Civitas Solutions, Inc.*	89,856	1,993,006
Capital Senior Living Corp.*	77,009	1,983,752
Alere, Inc.*	38,406	1,980,981
Quintiles Transnational Holdings, Inc.*	28,259	1,969,935
Paylocity Holding Corp.*	58,586	1,961,459
Service Corporation International	67,283	1,955,245
Becton Dickinson and Co.	13,754	1,932,575
UnitedHealth Group, Inc.	16,039	1,928,048
ICU Medical, Inc.*	19,862	1,926,614
Carriage Services, Inc. — Class A	76,766	1,909,938
Merit Medical Systems, Inc.*	92,816	1,908,297
McKesson Corp.	8,041	1,907,566
Amsurg Corp. — Class A*	27,986	1,884,577
STERIS Corp.	27,688	1,850,389
Total Consumer, Non-cyclical		27,092,382
Energy - 5.0%
Superior Energy Services, Inc.	85,963	1,984,885

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Energy - 5.0% (continued)
Occidental Petroleum Corp.	25,379	$1,984,384
Halliburton Co.	43,239	1,963,051
Baker Hughes, Inc.	30,260	1,950,560
Patterson-UTI Energy, Inc.	93,172	1,882,074
LinnCo LLC1	179,381	1,878,119
Targa Resources Corp.	19,745	1,815,553
Total Energy		13,458,626
Basic Materials - 0.7%
Praxair, Inc.	16,007	1,966,620
Utilities - 0.7%
EnerNOC, Inc.*	196,215	1,887,588
Total Common Stocks
(Cost $228,447,390)		258,939,900
MASTER LIMITED PARTNERSHIPS† - 4.2%
Energy - 3.6%
Antero Midstream Partners, LP	73,294	2,088,879
CSI Compressco, LP	99,820	1,986,418
Tesoro Logistics, LP1	34,060	1,969,009
Energy Transfer Equity, LP	28,320	1,944,734
Enterprise Products Partners, LP	57,666	1,869,532
Total Energy		9,858,572
Diversified - 0.6%
Landmark Infrastructure Partners, LP	94,503	1,573,475
Total Master Limited Partnerships
(Cost $10,799,737)		11,432,047
SECURITIES LENDING COLLATERAL†,2 - 4.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.1047%	12,555,617	12,555,617
Total Securities Lending Collateral
(Cost $12,555,617)		12,555,617
Total Investments - 104.5%
(Cost $251,802,744)		$282,927,564
Other Assets & Liabilities, net - (4.5)%		(12,314,664)
Total Net Assets - 100.0%		$270,612,900

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at May 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

Guggenheim Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 95.7%
Consumer, Non-cyclical - 33.2%
Kraft Foods Group, Inc.	378,112	$31,931,558
WhiteWave Foods Co. — Class A*	653,919	31,407,730
Mallinckrodt plc*	240,014	31,067,413
Zoetis, Inc.	513,030	25,533,504
ADT Corp.1	656,775	23,959,152
AbbVie, Inc.	324,470	21,606,457
Prothena Corporation plc*,1	210,766	8,312,611
Theravance Biopharma, Inc.*,1	219,104	3,056,501
Civeo Corp.	715,951	2,863,804
Harvard Apparatus Regenerative Technology, Inc.*	62,660	115,294
Total Consumer, Non-cyclical		179,854,024
Financial - 17.2%
Navient Corp.	1,084,214	20,892,804
New Residential Investment Corp.	1,223,959	20,880,741
WP GLIMCHER, Inc.	1,220,967	17,179,006
Blackhawk Network Holdings, Inc.*	355,531	12,230,266
Altisource Residential Corp.	379,099	6,793,454
Starwood Waypoint Residential Trust	249,275	6,286,715
Silver Bay Realty Trust Corp.	250,218	3,863,366
CareTrust REIT, Inc.	220,510	2,875,450
Altisource Asset Management Corp.*	14,395	2,452,764
Total Financial		93,454,566
Communications - 12.0%
Liberty Media Corp. — Class A*	616,759	23,631,121
News Corp. — Class A*	1,436,877	21,768,687
New Media Investment Group, Inc.	298,967	6,583,253
Lands' End, Inc.*,1	209,324	6,156,219
FTD Companies, Inc.*	129,182	3,556,380
Straight Path Communications, Inc. — Class B*,1	79,150	2,277,146
Sizmek, Inc.*	201,851	1,410,938
Total Communications		65,383,744
Technology - 9.4%
Cheetah Mobile Inc ADR*,1	979,083	31,174,003

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Technology - 9.4% (continued)
Science Applications International Corp.	319,251	$16,920,303
Engility Holdings, Inc.	118,058	3,296,179
Total Technology		51,390,485
Industrial - 8.9%
Allegion plc	413,508	25,819,439
Knowles Corp.*,1	602,999	11,668,031
Hyster-Yale Materials Handling, Inc.	111,157	7,887,701
Era Group, Inc.*	136,653	2,869,713
Total Industrial		48,244,884
Energy - 6.4%
Murphy USA, Inc.*	311,181	18,120,069
NOW, Inc.*,1	726,422	16,794,877
Total Energy		34,914,946
Consumer, Cyclical - 3.8%
CST Brands, Inc.	523,011	20,800,147
Utilities - 2.8%
ONE Gas, Inc.	349,420	15,489,789
Basic Materials - 2.0%
Sibanye Gold Ltd. ADR1	1,535,740	10,903,754
Total Common Stocks
(Cost $468,925,174)		520,436,339
MASTER LIMITED PARTNERSHIPS† - 4.1%
Financial - 4.1%
Brookfield Property Partners, LP*,1	970,896	22,340,317
Total Master Limited Partnerships
(Cost $19,542,630)		22,340,317
SECURITIES LENDING COLLATERAL†,2 - 10.2%
BNY Mellon Separately Managed Cash Collateral Account, 0.1070%	55,637,831	55,637,831
Total Securities Lending Collateral
(Cost $55,637,831)		55,637,831
Total Investments - 110.0%
(Cost $544,105,635)		$598,414,487
Other Assets & Liabilities, net - (10.0)%		(54,277,559)
Total Net Assets - 100.0%		$544,136,928

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at May 31, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 30.2%
BNC Bancorp	4,526	$84,002
CenterState Banks, Inc.	6,455	79,977
Yadkin Financial Corp.*	3,896	76,946
Diamond Hill Investment Group, Inc.	402	76,903
Independent Bank Group, Inc.	1,798	72,891
Arlington Asset Investment Corp. — Class A	3,354	69,394
Heritage Financial Corp.	4,025	68,869
HCI Group, Inc.	1,445	62,467
HomeStreet, Inc.*	2,691	62,000
Peoples Bancorp, Inc.	2,642	61,005
Agree Realty Corp.	1,979	59,983
Banc of California, Inc.	4,588	59,506
MainSource Financial Group, Inc.	2,964	59,339
Bryn Mawr Bank Corp.	2,041	58,943
Enterprise Financial Services Corp.	2,567	54,215
German American Bancorp, Inc.	1,861	54,006
Preferred Bank/Los Angeles CA	1,945	53,643
Seacoast Banking Corporation of Florida*	3,477	52,016
Federated National Holding Co.	1,914	49,152
Independent Bank Corp.	3,612	48,870
Guaranty Bancorp	2,926	48,220
Southwest Bancorp, Inc.	2,704	47,861
Bank of Kentucky Financial Corp.	966	47,633
Metro Bancorp, Inc.	1,839	47,557
Gladstone Commercial Corp.1	2,736	47,414
Mercantile Bank Corp.	2,342	46,863
Financial Institutions, Inc.	1,997	46,071
Consolidated-Tomoka Land Co.	821	45,640
CorEnergy Infrastructure Trust, Inc.	6,856	45,592
ConnectOne Bancorp, Inc.	2,338	45,474
Federal Agricultural Mortgage Corp. — Class C	1,438	45,398
CU Bancorp*	2,111	44,732
Peapack Gladstone Financial Corp.	2,183	44,228
Oppenheimer Holdings, Inc. — Class A	1,695	43,968
Bear State Financial, Inc.*,1	4,410	41,674
Bridge Capital Holdings*	1,492	41,582
Bridge Bancorp, Inc.	1,654	40,870
NewBridge Bancorp	5,206	40,867
First Defiance Financial Corp.	1,151	40,630
RE/MAX Holdings, Inc. — Class A	1,211	40,508
Fidus Investment Corp.1	2,445	40,342
West Bancorporation, Inc.	2,171	39,675
One Liberty Properties, Inc.1	1,773	39,361
CommunityOne Bancorp*	3,854	38,771
Fidelity Southern Corp.	2,422	37,444
CNB Financial Corp.	2,214	36,797
Whitestone REIT — Class B	2,622	36,787
Meta Financial Group, Inc.	914	36,679

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 30.2% (continued)
Ares Commercial Real Estate Corp.	3,103	$36,150
United Community Financial Corp.	6,535	35,616
Suffolk Bancorp	1,475	35,577
Arbor Realty Trust, Inc.	4,993	35,400
Pacific Premier Bancorp, Inc.*	2,209	34,792
Independence Realty Trust, Inc.	3,904	34,473
Garrison Capital, Inc.	2,289	34,266
Trade Street Residential, Inc.1	4,683	34,093
Horizon Bancorp	1,419	34,056
GSV Capital Corp.*,1	3,173	34,015
Medallion Financial Corp.1	3,438	33,314
Heritage Financial Group, Inc.	1,198	32,430
Bank of Marin Bancorp	691	32,401
Marlin Business Services Corp.	1,799	32,148
Farmers Capital Bank Corp.*	1,169	32,136
Preferred Apartment Communities, Inc. — Class A	2,792	31,996
CatchMark Timber Trust, Inc. — Class A	2,651	31,547
Penns Woods Bancorp, Inc.	738	31,299
MidWestOne Financial Group, Inc.	1,068	31,143
OceanFirst Financial Corp.	1,766	30,552
EMC Insurance Group, Inc.	859	30,477
First Connecticut Bancorp, Inc.	2,059	30,020
UMH Properties, Inc.	3,025	29,857
Sun Bancorp, Inc.*	1,537	29,679
Bar Harbor Bankshares	801	29,637
Easterly Government Properties, Inc.	1,900	29,507
Orchid Island Capital, Inc.1	2,159	29,449
Citizens & Northern Corp.	1,517	29,415
Sierra Bancorp	1,715	28,915
American National Bankshares, Inc.	1,271	28,814
Pacific Continental Corp.	2,227	28,661
Enterprise Bancorp, Inc.	1,383	28,504
Hallmark Financial Services, Inc.*	2,559	28,405
United Insurance Holdings Corp.	1,950	28,119
CM Finance, Inc.1	2,023	28,019
PennantPark Floating Rate Capital Ltd.1	1,978	27,989
Old Second Bancorp, Inc.*	4,440	27,484
Territorial Bancorp, Inc.	1,178	27,165
LNB Bancorp, Inc.	1,486	26,837
MidSouth Bancorp, Inc.	1,899	26,301
Heritage Commerce Corp.	2,907	26,221
First Bancorp, Inc.	1,536	26,204
Merchants Bancshares, Inc.	875	26,110
BSB Bancorp, Inc.*	1,145	25,843
Gladstone Investment Corp.	3,408	25,833
Access National Corp.	1,191	25,642
National Bankshares, Inc.1	913	25,400
Gladstone Capital Corp.1	3,153	25,161
BBX Capital Corp. — Class A*,1	1,562	25,054
Owens Realty Mortgage, Inc.1	1,847	24,528
Northrim BanCorp, Inc.	991	24,230

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 30.2% (continued)
Bluerock Residential Growth REIT, Inc.	1,756	$23,969
QCR Holdings, Inc.	1,110	23,909
Ellington Residential Mortgage REIT	1,501	23,700
Five Oaks Investment Corp.	2,372	23,673
Macatawa Bank Corp.	4,588	23,261
Manning & Napier, Inc. — Class A	2,080	23,005
Stellus Capital Investment Corp.	1,872	22,726
Consumer Portfolio Services, Inc.*	3,858	22,724
Heritage Insurance Holdings, Inc.*	1,074	22,554
Monroe Capital Corp.1	1,500	22,275
CIFC Corp.1	2,858	22,092
Square 1 Financial, Inc. — Class A*	838	21,889
Heritage Oaks Bancorp	2,811	21,813
ZAIS Financial Corp.	1,228	21,564
C&F Financial Corp.	586	21,506
MutualFirst Financial, Inc.	977	21,494
WashingtonFirst Bankshares, Inc.	1,231	21,444
Nicholas Financial, Inc.*,1	1,623	21,261
Pulaski Financial Corp.	1,676	21,168
Customers Bancorp, Inc.*	833	20,908
SI Financial Group, Inc.	1,782	20,778
OHA Investment Corp.	3,561	20,547
Monarch Financial Holdings, Inc.	1,671	20,353
Home Bancorp, Inc.	900	20,043
Republic First Bancorp, Inc.*,1	5,694	20,043
Shore Bancshares, Inc.*	2,148	19,783
Provident Financial Holdings, Inc.	1,115	19,457
Higher One Holdings, Inc.*	6,825	19,383
TriplePoint Venture Growth BDC Corp.	1,393	18,945
JG Wentworth Co. — Class A*,1	2,015	18,901
Westfield Financial, Inc.	2,541	18,829
Impac Mortgage Holdings, Inc.*,1	1,076	18,669
ESSA Bancorp, Inc.	1,455	18,580
MBT Financial Corp.*	3,153	18,508
Atlas Financial Holdings, Inc.*	978	18,396
New Hampshire Thrift Bancshares, Inc.*	1,239	18,325
First NBC Bank Holding Co.*	538	18,287
Entegra Financial Corp.*	1,106	18,238
First Financial Northwest, Inc.	1,555	18,038
Chemung Financial Corp.	670	17,795
Horizon Technology Finance Corp.	1,230	17,355
Norwood Financial Corp.1	577	17,310
Investors Title Co.	241	17,232
Southern Missouri Bancorp, Inc.	888	17,076
Berkshire Hills Bancorp, Inc.	622	17,055
Cherry Hill Mortgage Investment Corp.	982	16,998

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 30.2% (continued)
Imperial Holdings, Inc.*	2,816	$16,924
BCB Bancorp, Inc.	1,371	16,767
Codorus Valley Bancorp, Inc.	784	16,660
Southern National Bancorp of Virginia, Inc.	1,404	16,511
HopFed Bancorp, Inc.	1,271	16,510
HF Financial Corp.	1,125	16,313
Century Bancorp, Inc. — Class A	425	16,307
First Internet Bancorp	677	16,126
Central Valley Community Bancorp	1,438	15,962
Evans Bancorp, Inc.	656	15,908
Independence Holding Co.	1,348	15,826
JAVELIN Mortgage Investment Corp.	2,115	15,778
Middleburg Financial Corp.	849	15,749
Riverview Bancorp, Inc.	3,780	15,649
BRT Realty Trust*	2,231	15,617
Premier Financial Bancorp, Inc.	1,025	15,560
Westbury Bancorp, Inc.*	877	15,409
Peoples Bancorp of North Carolina, Inc.	833	15,327
Union Bankshares, Inc.1	582	15,278
Ocean Shore Holding Co.	992	15,267
Summit Financial Group, Inc.1	1,339	15,184
Southern First Bancshares, Inc.*	877	15,119
American River Bankshares*	1,588	14,959
Two River Bancorp	1,587	14,680
Chicopee Bancorp, Inc.	890	14,587
Harris & Harris Group, Inc.*,1	5,540	14,515
Silvercrest Asset Management Group, Inc. — Class A	1,104	14,352
Harvest Capital Credit Corp.	1,000	14,120
Parke Bancorp, Inc.1	1,120	14,045
Phoenix Companies, Inc.*	808	13,986
Pacific Mercantile Bancorp*	1,912	13,843
AmeriServ Financial, Inc.	4,129	13,832
First South Bancorp, Inc.	1,732	13,821
OFS Capital Corp.	1,128	13,818
WhiteHorse Finance, Inc.	1,048	13,760
Asta Funding, Inc.*	1,648	13,645
Civista Bancshares, Inc.	1,280	13,440
Bank of South Carolina Corp.	839	13,348
Southcoast Financial Corp.*,1	1,555	13,295
Cape Bancorp, Inc.	1,376	13,182
Palmetto Bancshares, Inc.1	712	13,129
First United Corp.*	1,474	12,898
Old Point Financial Corp.	843	12,662
Salisbury Bancorp, Inc.1	409	12,556
Timberland Bancorp, Inc.	1,183	12,481
Triumph Bancorp, Inc.*	975	12,119
Great Ajax Corp.1	885	12,045
Medley Management, Inc. — Class A	1,036	11,997
Hawthorn Bancshares, Inc.	873	11,995
United Security Bancshares*,1	2,375	11,970
Ameriana Bancorp	707	11,934
FXCM, Inc. — Class A1	8,272	11,912
Colony Bankcorp, Inc.*	1,410	11,844
Sotherly Hotels, Inc.	1,467	11,809

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 30.2% (continued)
Eastern Virginia Bankshares, Inc.	1,969	$11,696
TriState Capital Holdings, Inc.*	987	11,499
Naugatuck Valley Financial Corp.*	1,229	11,491
Poage Bankshares, Inc.	740	11,489
Patriot National Bancorp, Inc.*,1	701	11,202
Hamilton Bancorp, Inc.*,1	815	11,084
BDCA Venture, Inc.	2,166	10,938
Royal Bancshares of Pennsylvania, Inc. — Class A*	5,842	10,925
United Security Bancshares, Inc.1	1,315	10,783
First Acceptance Corp.*	3,305	10,642
Trupanion, Inc.*,1	1,236	10,358
United Bancorp, Inc.	1,247	10,288
HMN Financial, Inc.*	885	10,248
Unity Bancorp, Inc.	1,062	9,792
Fox Chase Bancorp, Inc.	602	9,783
First Marblehead Corp.*,1	1,529	9,480
Bankwell Financial Group, Inc.*	517	9,378
SB Financial Group, Inc.	815	9,307
Security National Financial Corp. — Class A*	1,388	8,855
Oneida Financial Corp.	443	8,798
Investar Holding Corp.	564	8,742
Regional Management Corp.*	475	8,275
Fifth Street Asset Management, Inc.1	825	8,184
C1 Financial, Inc.*,1	444	8,032
Full Circle Capital Corp.	2,082	7,391
Urstadt Biddle Properties, Inc.1	413	7,007
Total Financial		5,943,505
Consumer, Non-cyclical - 26.9%
Cynosure, Inc. — Class A*	2,770	98,889
AtriCure, Inc.*	4,257	97,655
Atrion Corp.	252	94,469
Vascular Solutions, Inc.*	2,619	85,458
Eagle Pharmaceuticals, Inc.*	1,168	84,833
US Physical Therapy, Inc.	1,634	81,471
Rockwell Medical, Inc.*,1	7,269	80,468
Agenus, Inc.*	9,011	73,709
Anika Therapeutics, Inc.*	2,176	73,395
Xencor, Inc.*	3,885	70,474
Advaxis, Inc.*	2,713	68,258
Cerus Corp.*,1	13,527	67,364
John B Sanfilippo & Son, Inc.	1,254	63,465
Idera Pharmaceuticals, Inc.*,1	16,168	62,085
LendingTree, Inc.*	1,028	60,919
Supernus Pharmaceuticals, Inc.*	4,114	58,502
Northwest Biotherapeutics, Inc.*,1	6,643	55,801
Inogen, Inc.*	1,436	53,678
Carriage Services, Inc. — Class A	2,117	52,671
Retrophin, Inc.*,1	1,662	52,586
BioTime, Inc.*,1	10,862	50,834
Paratek Pharmaceuticals, Inc.	1,689	50,331
CTI BioPharma Corp.*	25,508	49,486

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 26.9% (continued)
GenMark Diagnostics, Inc.*,1	5,174	$47,446
Five Prime Therapeutics, Inc.*	1,839	47,152
Catalyst Pharmaceutical Partners, Inc.*,1	11,355	44,853
Addus HomeCare Corp.*	1,588	44,480
Durect Corp.*	17,071	44,385
Aduro Biotech, Inc.*	1,300	43,914
XOMA Corp.*,1	12,460	43,859
Limoneira Co.1	1,973	42,696
Assembly Biosciences, Inc.*	2,369	39,469
Omega Protein Corp.*	2,845	39,118
Civitas Solutions, Inc.*	1,755	38,926
Franklin Covey Co.*	1,921	38,401
Tandem Diabetes Care, Inc.*	3,180	38,383
Senomyx, Inc.*,1	6,747	38,255
Peregrine Pharmaceuticals, Inc.*	26,544	37,427
RadNet, Inc.*	5,661	36,854
Zogenix, Inc.*	21,220	36,074
BioTelemetry, Inc.*	3,716	35,859
NeoGenomics, Inc.*	6,711	35,769
Exactech, Inc.*	1,663	35,555
Barrett Business Services, Inc.	965	34,749
Aratana Therapeutics, Inc.*	2,515	34,129
Versartis, Inc.*,1	2,138	33,225
Cutera, Inc.*	2,157	31,988
BioSpecifics Technologies Corp.*	669	31,871
Alliance HealthCare Services, Inc.*	1,719	31,612
Cytokinetics, Inc.*,1	4,875	31,054
Alico, Inc.	627	30,936
Flexion Therapeutics, Inc.*	1,549	30,841
PFSweb, Inc.*	2,069	30,601
Five Star Quality Care, Inc.*	6,527	30,220
Concert Pharmaceuticals, Inc.*	1,868	29,869
Nature's Sunshine Products, Inc.	2,285	29,317
Stemline Therapeutics, Inc.*	2,121	29,206
Galena Biopharma, Inc.*	18,396	28,882
AAC Holdings, Inc.*,1	735	28,562
Pernix Therapeutics Holdings, Inc.*	4,475	28,506
IGI Laboratories, Inc.*,1	4,372	28,418
Crimson Wine Group Ltd.*	3,029	28,200
Heska Corp.*	889	28,181
Griffin Land & Nurseries, Inc.	865	28,043
Bellicum Pharmaceuticals, Inc.*,1	1,116	27,610
CytRx Corp.*,1	6,653	27,344
Applied Genetic Technologies Corp.*	1,352	27,108
Hackett Group, Inc.	2,218	26,239
Tonix Pharmaceuticals Holding Corp.*	3,584	25,984
Vitae Pharmaceuticals, Inc.*	2,081	25,513
Derma Sciences, Inc.*	3,797	24,908
Harvard Bioscience, Inc.*	4,363	24,433
Synergy Pharmaceuticals, Inc.*,1	5,599	24,076
Revance Therapeutics, Inc.*	939	24,038

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 26.9% (continued)
Repros Therapeutics, Inc.*,1	3,297	$23,771
Verastem, Inc.*,1	2,722	23,545
AVEO Pharmaceuticals, Inc.*	11,586	23,520
Collectors Universe, Inc.	1,097	23,454
Sunesis Pharmaceuticals, Inc.*,1	9,887	23,432
National Research Corp. — Class A	1,651	23,081
LeMaitre Vascular, Inc.	2,255	22,866
Nutraceutical International Corp.*	1,037	22,752
Seneca Foods Corp. — Class A*	804	22,673
Anthera Pharmaceuticals, Inc.*	3,984	22,231
Utah Medical Products, Inc.	401	21,947
Corium International, Inc.*	1,547	21,813
Pfenex, Inc.*	1,133	21,504
Neuralstem, Inc.*,1	13,770	21,206
Inventure Foods, Inc.*	2,221	21,100
ArQule, Inc.*	11,491	20,799
EPIRUS Biopharmaceuticals, Inc.*,1	3,798	20,471
Rexahn Pharmaceuticals, Inc.*	27,783	20,398
Cleveland BioLabs, Inc.*,1	7,015	20,273
Information Services Group, Inc.	5,183	19,799
Cadiz, Inc.*,1	2,294	19,751
MGP Ingredients, Inc.	1,111	19,598
Synutra International, Inc.*	2,935	19,547
Ampio Pharmaceuticals, Inc.*,1	7,951	19,082
BIND Therapeutics, Inc.*	3,201	19,078
Newtek Business Services Corp.	1,046	18,650
Patriot National, Inc.*	1,156	18,554
Sientra, Inc.*	823	18,542
Amphastar Pharmaceuticals, Inc.*	1,208	18,531
Enzo Biochem, Inc.*	7,591	18,446
Synthetic Biologics, Inc.*	9,701	18,432
Intersect ENT, Inc.*	776	18,422
Dermira, Inc.*	1,198	17,970
PharmAthene, Inc.*,1	10,458	17,883
Synergetics USA, Inc.*	4,021	17,773
SFX Entertainment, Inc.*,1	3,648	17,766
Neff Corp. — Class A*	1,730	17,750
Trevena, Inc.*	2,506	17,442
Biota Pharmaceuticals, Inc.*	7,922	17,428
Entellus Medical, Inc.*,1	745	17,396
Proteon Therapeutics, Inc.*	1,016	17,170
Alimera Sciences, Inc.*,1	4,011	16,967
Craft Brew Alliance, Inc.*	1,572	16,915
Willdan Group, Inc.*	1,166	16,744
Veracyte, Inc.*,1	1,594	16,737
AcelRx Pharmaceuticals, Inc.*,1	4,757	16,650
Fortress Biotech, Inc.*,1	5,651	16,614
StemCells, Inc.*	24,364	16,568
Lifeway Foods, Inc.*	912	16,288
Cytori Therapeutics, Inc.*	24,532	16,218
Alphatec Holdings, Inc.*	11,981	16,174
IsoRay, Inc.*,1	8,912	16,042
TrovaGene, Inc.*	1,438	15,760
Alliance One International, Inc.*	11,513	15,658
Juniper Pharmaceuticals, Inc.*	1,949	15,650
Symmetry Surgical, Inc.*	1,770	15,629

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 26.9% (continued)
Vermillion, Inc.*,1	7,521	$15,493
Vital Therapies, Inc.*	708	15,364
Perceptron, Inc.*	1,363	15,361
Agile Therapeutics, Inc.*	1,600	15,136
Aerie Pharmaceuticals, Inc.*,1	1,357	15,103
Mast Therapeutics, Inc.*	27,835	15,031
Cara Therapeutics, Inc.*	1,569	14,937
Primo Water Corp.*	2,367	14,936
PRGX Global, Inc.*	3,490	14,833
Biolase, Inc.*	8,671	14,741
MediciNova, Inc.*,1	3,650	14,527
Iridex Corp.*	1,731	14,506
Targacept, Inc.*	5,247	14,482
Immune Design Corp.*,1	642	14,015
T2 Biosystems, Inc.*	830	13,936
Vericel Corp.*	4,396	13,672
Psychemedics Corp.	924	13,620
Fibrocell Science, Inc.*,1	2,906	13,426
NanoString Technologies, Inc.*	940	13,198
Digirad Corp.	3,270	13,178
Intersections, Inc.*,1	3,782	13,161
Care.com, Inc.*	2,100	12,936
Acme United Corp.	714	12,852
iRadimed Corp.*	664	12,809
NeoStem, Inc.*,1	5,984	12,746
EnteroMedics, Inc.*,1	10,538	12,540
Kindred Biosciences, Inc.*,1	1,943	12,532
Invitae Corp.*,1	1,006	12,525
Pain Therapeutics, Inc.*	6,254	12,320
Apricus Biosciences, Inc.*,1	7,348	12,271
Cumberland Pharmaceuticals, Inc.*	1,798	12,154
GlycoMimetics, Inc.*	1,517	12,090
Edgewater Technology, Inc.*	1,698	12,073
Lifevantage Corp.*	17,970	12,038
Fonar Corp.*	1,110	12,010
Misonix, Inc.*,1	1,092	11,903
Tokai Pharmaceuticals, Inc.*,1	1,032	11,734
Genocea Biosciences, Inc.*,1	1,089	11,554
Hansen Medical, Inc.*,1	12,493	11,291
Lincoln Educational Services Corp.	4,534	11,244
Diversicare Healthcare Services, Inc.	815	11,231
Avinger, Inc.*,1	945	11,038
AdCare Health Systems, Inc.1	2,831	10,984
RCM Technologies, Inc.	1,910	10,944
Loxo Oncology, Inc.*	874	10,785
Ardelyx, Inc.*	982	10,753
CEL-SCI Corp.*	14,372	10,668
Cerulean Pharma, Inc.*	1,779	10,585
Vical, Inc.*	11,079	10,526
Reed's, Inc.*,1	1,726	10,511
AxoGen, Inc.*	3,428	10,490
United-Guardian, Inc.	463	10,376
InfuSystems Holdings, Inc.*	3,265	10,317
Celladon Corp.*	4,392	10,146
Argos Therapeutics, Inc.*,1	1,242	9,948
Hudson Global, Inc.*	4,429	9,921
Galectin Therapeutics, Inc.*,1	3,910	9,814

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 26.9% (continued)
Discovery Laboratories, Inc.*,1	11,525	$9,664
Span-America Medical Systems, Inc.	513	9,506
MEI Pharma, Inc.*	4,950	9,405
OncoGenex Pharmaceuticals, Inc.*	4,307	9,131
TriVascular Technologies, Inc.*,1	1,604	8,742
Bellerophon Therapeutics, Inc.*	935	8,677
Celsion Corp.*	3,456	8,536
Hemispherx Biopharma, Inc.*	37,501	8,475
ImmunoCellular Therapeutics Ltd.*	16,773	8,148
Female Health Co.*,1	3,423	8,147
Akebia Therapeutics, Inc.*	1,025	8,057
Bovie Medical Corp.*,1	2,773	8,014
Odyssey Marine Exploration, Inc.*,1	17,731	7,842
Cesca Therapeutics, Inc.*	9,113	7,837
Marinus Pharmaceuticals, Inc.*,1	966	7,834
CASI Pharmaceuticals, Inc.*	5,921	7,757
Ocera Therapeutics, Inc.*,1	1,945	7,313
GenVec, Inc.*	3,048	7,193
Histogenics Corp.*,1	835	6,972
Adamis Pharmaceuticals Corp.*,1	1,629	6,956
Neothetics, Inc.*,1	1,147	6,882
Tracon Pharmaceuticals, Inc.*,1	604	6,861
Achaogen, Inc.*	1,158	6,855
Cardica, Inc.*	15,462	6,341
Conatus Pharmaceuticals, Inc.*	1,150	6,268
G Willi-Food International Ltd.*,1	1,280	6,221
KaloBios Pharmaceuticals, Inc.*	8,600	5,435
TetraLogic Pharmaceuticals Corp.*,1	2,103	4,879
Eleven Biotherapeutics, Inc.*	1,084	3,046
Syntroleum Corp.*,†††,1,2	4,787	–
Total Consumer, Non-cyclical		5,292,108
Industrial - 11.6%
Patrick Industries, Inc.*,1	1,590	95,083
Kadant, Inc.	1,556	73,288
NN, Inc.	2,602	70,904
US Concrete, Inc.*	1,842	69,609
Lydall, Inc.*	2,470	67,702
Covenant Transportation Group, Inc. — Class A*	1,828	56,504
PowerSecure International, Inc.*	3,435	51,148
Insteel Industries, Inc.	2,421	48,057
Advanced Emissions Solutions, Inc.*	3,437	47,087
Stoneridge, Inc.*	3,866	46,121
ZAGG, Inc.*	4,894	45,563
Kratos Defense & Security Solutions, Inc.*	7,410	44,385
National Presto Industries, Inc.1	623	43,299
Sparton Corp.*	1,515	40,163
Chase Corp.	968	39,427
Heritage-Crystal Clean, Inc.*	2,635	37,443

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 11.6% (continued)
Mesa Laboratories, Inc.	419	$36,981
VSE Corp.	567	35,397
LSI Industries, Inc.	3,693	34,973
PGT, Inc.*	2,848	34,062
NVE Corp.	461	33,114
Stock Building Supply Holdings, Inc.*	1,972	32,952
CECO Environmental Corp.	2,877	32,654
Casella Waste Systems, Inc. — Class A*	5,806	31,933
AEP Industries, Inc.*	638	31,919
Allied Motion Technologies, Inc.	1,010	31,593
TRC Companies, Inc.*	3,012	30,903
Core Molding Technologies, Inc.*	1,173	30,510
PAM Transportation Services, Inc.*	495	29,982
Xerium Technologies, Inc.*	1,724	29,480
Global Brass & Copper Holdings, Inc.	1,607	27,689
Hurco Companies, Inc.	824	27,546
Integrated Electrical Services, Inc.*	3,526	27,538
USA Truck, Inc.*	1,060	24,422
Revolution Lighting Technologies, Inc.*	18,171	22,714
Layne Christensen Co.*,1	2,665	21,693
MicroVision, Inc.*,1	6,475	20,914
Hardinge, Inc.	1,953	20,897
Applied Optoelectronics, Inc.*,1	1,147	20,485
Lawson Products, Inc.*	882	20,409
Research Frontiers, Inc.*,1	3,439	20,290
Breeze-Eastern Corp.*,1	1,709	19,705
PMFG, Inc.*	3,013	19,464
Pure Cycle Corp.*,1	3,586	18,791
Manitex International, Inc.*,1	2,275	17,631
Synalloy Corp.	1,209	17,506
Magnetek, Inc.*	527	17,386
UFP Technologies, Inc.*	873	17,312
SL Industries, Inc.*	453	17,221
Hudson Technologies, Inc.*	4,257	16,985
LMI Aerospace, Inc.*	1,689	16,822
Omega Flex, Inc.	503	16,282
Willis Lease Finance Corp.*	887	16,232
LS Starrett Co. — Class A	892	16,154
Frequency Electronics, Inc.*	1,206	15,557
Viasystems Group, Inc.*	831	15,182
Argan, Inc.	420	15,028
Eastern Co.	773	14,958
Control4 Corp.*,1	1,590	14,469
Ultralife Corp.*	3,447	14,236
CPI Aerostructures, Inc.*	1,275	14,216
Adept Technology, Inc.*	2,290	14,106
LRAD Corp.*	5,874	13,863
MOCON, Inc.	816	13,391
Providence and Worcester Railroad Co.	738	13,232
Imprivata, Inc.*	828	13,082
Energous Corp.*	1,579	12,679
Key Technology, Inc.*	994	12,554

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 11.6% (continued)
LoJack Corp.*	3,429	$12,379
Patriot Transportation Holding, Inc.*	473	12,199
Ballantyne Strong, Inc.*	2,615	12,186
Aspen Aerogels, Inc.*	1,763	12,165
Orion Energy Systems, Inc.*	4,412	11,824
Espey Manufacturing & Electronics Corp.	443	11,682
Sterling Construction Company, Inc.*	2,946	11,666
CUI Global, Inc.*,1	2,158	11,653
CyberOptics Corp.*	1,086	11,370
Napco Security Technologies, Inc.*	2,057	11,211
SIFCO Industries, Inc.	728	10,869
CVD Equipment Corp.*,1	1,000	10,760
Broadwind Energy, Inc.*	2,768	10,491
Arotech Corp.*,1	4,228	10,232
Gencor Industries, Inc.*	1,032	10,145
UQM Technologies, Inc.*,1	11,188	10,069
API Technologies Corp.*	4,613	9,918
Iteris, Inc.*	5,571	9,916
Identiv, Inc.*,1	1,645	9,722
International Shipholding Corp.	1,186	9,500
MFRI, Inc.*	1,449	9,143
IEC Electronics Corp.*	1,977	8,699
Fuel Tech, Inc.*	3,450	8,280
Rand Logistics, Inc.*,1	2,092	7,113
American Superconductor Corp.*,1	1,125	6,964
Goldfield Corp.*	4,012	5,537
Sypris Solutions, Inc.	3,264	4,896
Axion Power International, Inc.*	40,500	1,256
Total Industrial		2,282,722
Consumer, Cyclical - 11.4%
Nautilus, Inc.*	4,319	91,217
Unifi, Inc.*	2,543	82,698
MarineMax, Inc.*	3,402	81,376
Motorcar Parts of America, Inc.*	2,702	77,736
Beazer Homes USA, Inc.*	3,952	72,401
Ruth's Hospitality Group, Inc.	4,761	70,129
PC Connection, Inc.	2,748	68,480
Douglas Dynamics, Inc.	2,396	48,639
Bassett Furniture Industries, Inc.	1,587	45,008
Culp, Inc.	1,690	44,532
Green Brick Partners, Inc.*,1	4,560	44,368
Reading International, Inc. — Class A*	3,162	42,276
Carrols Restaurant Group, Inc.*	4,202	42,104
Jamba, Inc.*,1	2,712	41,521
Black Diamond, Inc.*	4,073	37,716
America's Car-Mart, Inc.*	704	37,354
Hooker Furniture Corp.	1,427	36,060
Installed Building Products, Inc.*	1,668	35,762
Build-A-Bear Workshop, Inc. — Class A*	2,202	35,430
Malibu Boats, Inc. — Class A*	1,682	35,272
Destination XL Group, Inc.*	7,137	34,615

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 11.4% (continued)
NACCO Industries, Inc. — Class A	556	$31,814
Christopher & Banks Corp.*	5,476	31,432
Kona Grill, Inc.*	1,525	30,987
Escalade, Inc.	1,648	30,125
Freshpet, Inc.*,1	1,488	29,522
Winmark Corp.	314	28,866
Zoe's Kitchen, Inc.*,1	904	28,639
Boot Barn Holdings, Inc.*	1,166	28,520
Flexsteel Industries, Inc.	746	28,176
Lifetime Brands, Inc.	1,921	27,912
Miller Industries, Inc.	1,354	27,771
Superior Uniform Group, Inc.	1,415	26,744
Cherokee, Inc.*	1,083	25,884
Rocky Brands, Inc.	1,349	25,860
Sportsman's Warehouse Holdings, Inc.*	2,628	25,465
Monarch Casino & Resort, Inc.*	1,256	24,341
WCI Communities, Inc.*	1,027	23,878
Chuy's Holdings, Inc.*	902	23,443
UCP, Inc. — Class A*	2,863	23,391
Johnson Outdoors, Inc. — Class A	942	22,580
Century Casinos, Inc.*	3,502	21,397
Dixie Group, Inc.*	2,180	21,146
West Marine, Inc.*	2,219	21,125
Famous Dave's of America, Inc.*,1	1,012	21,060
Rave Restaurant Group, Inc.*,1	1,591	20,731
Strattec Security Corp.	300	20,703
Frisch's Restaurants, Inc.	597	20,334
Del Frisco's Restaurant Group, Inc.*	1,089	20,255
RCI Hospitality Holdings, Inc.*	1,620	19,732
Castle Brands, Inc.*	12,747	19,121
Nathan's Famous, Inc.	453	17,694
New Home Company, Inc.*	1,105	17,304
Papa Murphy's Holdings, Inc.*	995	17,094
Red Lion Hotels Corp.*	2,317	16,937
BlueLinx Holdings, Inc.*	15,424	16,812
Supreme Industries, Inc. — Class A	2,065	16,520
Luby's, Inc.*	3,072	15,944
Peak Resorts, Inc.1	2,222	15,665
Delta Apparel, Inc.*	1,123	15,554
Bon-Ton Stores, Inc.	2,632	15,397
Lakes Entertainment, Inc.*	1,747	15,356
Century Communities, Inc.*	739	15,260
Gaiam, Inc. — Class A*	2,295	15,101
Flex Pharma, Inc.*,1	836	14,923
New York & Company, Inc.*	5,851	14,862
Noodles & Co.*,1	940	13,649
PCM, Inc.*	1,394	13,508
Crown Crafts, Inc.	1,667	13,369
Pacific Sunwear of California, Inc.*	8,257	12,798
Tandy Leather Factory, Inc.*	1,479	12,586
Cosi, Inc.*,1	5,258	12,567
Town Sports International Holdings, Inc.*	3,699	12,429

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 11.4% (continued)
Empire Resorts, Inc.*,1	2,458	$11,528
Lakeland Industries, Inc.*	1,120	11,424
Ark Restaurants Corp.	405	10,931
American Apparel, Inc.*	18,467	10,711
Trans World Entertainment Corp.*	2,726	10,550
Ambassadors Group, Inc.*,1	2,955	7,417
Ignite Restaurant Group, Inc.*,1	1,048	3,878
Total Consumer, Cyclical		2,253,416
Technology - 7.1%
Glu Mobile, Inc.*,1	16,520	107,049
Integrated Silicon Solution, Inc.	4,160	85,363
Dot Hill Systems Corp.*	8,891	62,593
inContact, Inc.*	6,127	59,554
Mattson Technology, Inc.*	11,675	45,532
Immersion Corp.*,1	3,757	45,422
SunEdison, Inc.*	1,818	43,959
Axcelis Technologies, Inc.*	13,492	43,174
Digimarc Corp.*,1	1,095	33,825
Cascade Microtech, Inc.*	1,868	29,907
Datalink Corp.*	2,855	26,380
Ultra Clean Holdings, Inc.*	4,042	26,152
MoSys, Inc.*	10,599	23,530
Imation Corp.*	4,834	22,381
Geeknet, Inc.*,1	1,119	22,267
Amtech Systems, Inc.*	1,947	21,786
EMCORE Corp.*	3,382	21,543
American Software, Inc. — Class A	2,385	20,964
USA Technologies, Inc.*	6,380	20,799
WidePoint Corp.*	13,647	20,471
Guidance Software, Inc.*,1	2,878	19,628
Computer Task Group, Inc.	2,609	19,385
Radisys Corp.*	6,673	19,352
Key Tronic Corp.*	1,611	18,382
Pixelworks, Inc.*,1	3,680	18,326
QAD, Inc. — Class B	856	17,882
Mitek Systems, Inc.*,1	5,351	17,658
BSQUARE Corp.*	2,491	17,163
GSI Technology, Inc.*	3,214	16,231
ANADIGICS, Inc.*	18,265	15,852
Mattersight Corp.*	2,612	15,568
Planar Systems, Inc.*	3,563	15,428
AXT, Inc.*	6,032	15,261
Model N, Inc.*	1,313	15,178
Workiva, Inc.*,1	1,126	14,897
Wayside Technology Group, Inc.	769	14,419
Ikanos Communications, Inc.*,1	7,788	14,408
Richardson Electronics Ltd.	1,676	14,397
Everyday Health, Inc.*	1,141	14,148
Exa Corp.*	1,177	13,559
Evolving Systems, Inc.	1,459	12,971
QuickLogic Corp.*,1	8,406	12,777
Five9, Inc.*	2,452	12,481
Datawatch Corp.*,1	1,726	12,203
StarTek, Inc.*	1,920	12,192
ExOne Co.*,1	967	12,136
Innodata, Inc.*	4,336	11,924
Astro-Med, Inc.	825	11,773

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 7.1% (continued)
Hutchinson Technology, Inc.*,1	5,586	$11,675
eMagin Corp.*	3,704	11,668
Concurrent Computer Corp.	1,875	11,569
Silver Spring Networks, Inc.*	833	11,387
Simulations Plus, Inc.	1,839	10,850
FalconStor Software, Inc.*	7,453	10,732
NCI, Inc. — Class A1	1,004	10,642
TransAct Technologies, Inc.	1,623	10,566
Amber Road, Inc.*,1	1,425	10,175
Icad, Inc.*	2,235	9,856
Violin Memory, Inc.*	2,888	9,675
Qumu Corp.*	1,234	9,317
NetSol Technologies, Inc.*	1,740	9,274
Smith Micro Software, Inc.*	8,145	9,204
Audience, Inc.*,1	1,730	8,287
PAR Technology Corp.*	1,827	7,436
Echelon Corp.*	8,043	7,351
Wave Systems Corp. — Class A*	10,650	7,029
Streamline Health Solutions, Inc.*	3,135	7,022
Total Technology		1,391,945
Communications - 7.0%
FairPoint Communications, Inc.*	3,553	71,699
Entravision Communications Corp. — Class A	8,893	60,028
ePlus, Inc.*	643	49,929
ORBCOMM, Inc.*	6,165	42,169
Straight Path Communications, Inc. — Class B*,1	1,415	40,709
Textura Corp.*,1	1,356	39,474
Zix Corp.*	8,563	39,304
Alliance Fiber Optic Products, Inc.1	2,008	38,875
HC2 Holdings, Inc.*	3,412	38,112
Oclaro, Inc.*	14,559	37,853
NeoPhotonics Corp.*	3,896	32,337
TubeMogul, Inc.*,1	1,836	31,083
Clearfield, Inc.*,1	2,014	30,593
Saga Communications, Inc. — Class A	741	29,284
Hawaiian Telcom Holdco, Inc.*	1,139	28,828
Lee Enterprises, Inc.*	9,168	27,596
NTELOS Holdings Corp.*	3,137	27,135
Autobytel, Inc.*	1,534	25,709
EVINE Live, Inc.*	7,720	25,553
KVH Industries, Inc.*	1,964	24,491
TeleCommunication Systems, Inc. — Class A*	7,615	24,368
Yodlee, Inc.*	1,698	24,349
Novatel Wireless, Inc.*	5,480	23,948
Cyan, Inc.*	4,477	23,684
Alaska Communications Systems Group, Inc.*	9,404	22,758
Towerstream Corp.*,1	10,114	21,341
Numerex Corp. — Class A*	2,364	20,236
Rubicon Project, Inc.*	1,136	19,596
Reis, Inc.	895	19,439
Connecture, Inc.*,1	1,529	19,372
Radio One, Inc. — Class D*,1	5,261	18,519

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 7.0% (continued)
Chegg, Inc.*,1	2,432	$18,508
Tessco Technologies, Inc.	982	18,079
Hemisphere Media Group, Inc.*,1	1,449	17,779
Preformed Line Products Co.	445	16,892
ClearOne, Inc.1	1,212	16,156
PC-Telephone, Inc.	2,181	16,139
Sycamore Networks, Inc.*	42,013	15,755
A H Belo Corp. — Class A	2,525	14,670
A10 Networks, Inc.*	2,409	14,574
Townsquare Media, Inc. — Class A*,1	1,049	13,710
Support.com, Inc.*	9,520	13,708
Unwired Planet, Inc.*	20,296	13,643
ID Systems, Inc.*	1,915	12,562
UTStarcom, Inc.*	5,754	12,026
Aware, Inc.*	2,815	11,936
RELM Wireless Corp.*	2,094	11,622
iPass, Inc.*	10,892	11,546
TheStreet.com, Inc.	5,791	11,292
MeetMe, Inc.*	7,253	11,097
Cinedigm Corp. — Class A*	12,518	10,961
Aviat Networks, Inc.*	9,601	10,945
Salem Media Group, Inc. — Class A	2,268	10,660
Communications Systems, Inc.	936	10,633
MaxPoint Interactive, Inc.*	1,076	9,921
Alteva, Inc.*	1,225	9,616
Emmis Communications Corp. — Class A*	7,665	9,428
Marin Software, Inc.*	1,643	9,349
Globalscape, Inc.	2,566	8,111
Spark Networks, Inc.*,1	2,655	8,045
Westell Technologies, Inc. — Class A*	7,031	7,242
US Auto Parts Network, Inc.*	2,911	6,550
ParkerVision, Inc.*,1	17,647	6,529
Rocket Fuel, Inc.*,1	747	6,193
Dex Media, Inc.*	4,076	3,424
Total Communications		1,377,672
Energy - 3.1%
Callon Petroleum Co.*	8,726	68,585
Panhandle Oil and Gas, Inc. — Class A	2,463	49,777
Natural Gas Services Group, Inc.*	1,908	46,078
Trecora Resources*	3,140	43,143
Enphase Energy, Inc.*,1	4,297	40,693
Pacific Ethanol, Inc.*,1	3,507	40,366
Gastar Exploration, Inc.*,1	13,000	39,650
Evolution Petroleum Corp.	4,443	30,657
PostRock Energy Corp.*,1	7,426	23,466
Isramco, Inc.*	168	20,573
Renewable Energy Group, Inc.*	1,823	19,378
Hercules Offshore, Inc.*	29,085	18,673
Resolute Energy Corp.*	15,515	18,153
Dawson Geophysical Co.*	3,347	18,107
Nuverra Environmental Solutions, Inc.*,1	3,438	17,706

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 3.1% (continued)
Adams Resources & Energy, Inc.	389	$16,688
Quantum Fuel Systems Technologies Worldwide, Inc.*	5,481	15,566
Zion Oil & Gas, Inc.*	6,834	13,531
Vantage Drilling Co.*	36,005	12,278
Swift Energy Co.*,1	5,600	11,872
Warren Resources, Inc.*	14,407	10,086
FX Energy, Inc.*	9,430	8,771
Vertex Energy, Inc.*,1	2,506	6,892
Mitcham Industries, Inc.*	1,632	6,773
Miller Energy Resources, Inc.*,1	9,008	5,080
Emerald Oil, Inc.*,1	785	4,726
Total Energy		607,268
Basic Materials - 1.6%
Landec Corp.*	3,483	49,772
Uranium Energy Corp.*,1	13,370	39,976
KMG Chemicals, Inc.	1,031	30,631
Orchids Paper Products Co.	1,262	28,395
Oil-Dri Corporation of America	765	23,776
Universal Stainless & Alloy Products, Inc.*	1,153	20,812
Ryerson Holding Corp.*,1	2,072	17,198
Uranerz Energy Corp.*	13,737	15,386
Shiloh Industries, Inc.*	1,545	15,141
Codexis, Inc.*	3,619	14,983
Northern Technologies International Corp.*	685	11,645
Friedman Industries, Inc.	1,689	11,316
US Antimony Corp.*	11,774	9,419
Rare Element Resources Ltd.*	12,600	7,560
Golden Minerals Co.*	12,400	5,704
Verso Corp.*	4,924	3,988
Midway Gold Corp.*	39,811	3,583
Total Basic Materials		309,285
Utilities - 0.8%
York Water Co.	1,786	39,935
Artesian Resources Corp. — Class A	1,191	25,392
Delta Natural Gas Company, Inc.	1,039	21,424
Gas Natural, Inc.	1,708	17,080
RGC Resources, Inc.	759	15,696
Synthesis Energy Systems, Inc.*	11,486	15,276
US Geothermal, Inc.*	20,112	10,358
Spark Energy, Inc. — Class A	506	7,003
Total Utilities		152,164
Diversified - 0.1%
Resource America, Inc. — Class A	2,910	23,222
Total Common Stocks
(Cost $20,646,209)		19,633,307
RIGHTS††† - 0.0%**
Chelsea Therapeutics International
Expires 12/31/172	16,603	1,328
Ambit Biosciences Corp.
Expires 12/31/162	1,155	693
Summit Financial Group, Inc.
Expires 06/29/151,2	1,339	–

	Shares	Value
RIGHTS††† - 0.0%** (continued)
Imperial Holdings, Inc.
Expires 07/18/152	704	$–
Total Rights
(Cost $2,021)		2,021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 14.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.1046%
(Cost $2,823,536)	2,823,536	$2,823,536
Total Investments - 114.2%
(Cost $23,471,766)		$22,458,864
Other Assets & Liabilities, net - (14.2)%		(2,792,322)
Total Net Assets - 100.0%		$19,666,542

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs, or as otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2015 - See Note 4.
2	Security was fair valued by the Valuation Committee at May 31, 2015. The total market value of fair valued securities amounts to $2,021 or less than 0.1% of total net assets.
3	Securities lending collateral - See Note 4.

REIT	Real Estate Investment Trust

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Financial - 99.3%
Simon Property Group, Inc.	10,311	$1,870,415
Public Storage	4,761	921,443
Equity Residential	11,931	886,712
Health Care REIT, Inc.	11,341	796,818
Ventas, Inc.	10,850	721,742
AvalonBay Communities, Inc.	4,331	721,112
Prologis, Inc.	16,797	664,993
Boston Properties, Inc.	5,024	653,270
Vornado Realty Trust	6,162	615,522
HCP, Inc.	15,112	585,137
Host Hotels & Resorts, Inc.	24,844	494,893
Essex Property Trust, Inc.	2,136	475,516
Macerich Co.	5,187	425,905
SL Green Realty Corp.	3,235	383,864
General Growth Properties, Inc.	12,777	361,972
Kimco Realty Corp.	13,531	324,203
Federal Realty Investment Trust	2,252	302,826
Digital Realty Trust, Inc.	4,227	279,151
UDR, Inc.	8,487	276,337
Extra Space Storage, Inc.	3,817	267,305
Duke Realty Corp.	11,307	221,165
Camden Property Trust	2,844	213,243
Alexandria Real Estate Equities, Inc.	2,197	203,728
Kilroy Realty Corp.	2,833	195,675
Regency Centers Corp.	3,087	194,913
Apartment Investment & Management Co. — Class A	5,125	194,391
Mid-America Apartment Communities, Inc.	2,470	188,683
DDR Corp.	10,533	178,218
Liberty Property Trust1	4,883	170,612
Senior Housing Properties Trust	7,707	154,217
Taubman Centers, Inc.	2,077	153,760
Equity LifeStyle Properties, Inc.	2,763	151,385
American Campus Communities, Inc.	3,679	143,518
Hospitality Properties Trust	4,672	141,048
Home Properties, Inc.	1,895	140,836
Douglas Emmett, Inc.	4,765	139,996
BioMed Realty Trust, Inc.	6,681	136,226
Weingarten Realty Investors	4,018	135,527
LaSalle Hotel Properties	3,703	135,011
RLJ Lodging Trust	4,327	130,805
CubeSmart	5,436	129,322
Highwoods Properties, Inc.	3,047	127,822
Paramount Group, Inc.	6,322	115,946
Equity Commonwealth*	4,255	109,566
Strategic Hotels & Resorts, Inc.*	9,012	108,865
Columbia Property Trust, Inc.	4,103	106,678
Sun Communities, Inc.	1,683	106,214
Sovran Self Storage, Inc.	1,160	105,804
Sunstone Hotel Investors, Inc.	6,839	104,363
Pebblebrook Hotel Trust	2,352	100,854
Tanger Factory Outlet Centers, Inc.	2,944	99,007
CBL & Associates Properties, Inc.	5,584	98,558
Post Properties, Inc.	1,701	96,634

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 99.3% (continued)
DCT Industrial Trust, Inc.	2,894	$94,663
Ryman Hospitality Properties, Inc.	1,674	92,254
American Homes 4 Rent — Class A	5,463	91,177
Piedmont Office Realty Trust, Inc. — Class A	5,062	87,016
DiamondRock Hospitality Co.	6,575	86,593
WP GLIMCHER, Inc.	6,071	85,419
Brandywine Realty Trust	5,894	82,988
National Health Investors, Inc.	1,232	81,484
Hudson Pacific Properties, Inc.	2,619	79,853
Healthcare Trust of America, Inc. — Class A	3,202	79,378
Healthcare Realty Trust, Inc.	3,260	77,653
Brixmor Property Group, Inc.	3,120	77,314
Kite Realty Group Trust	2,739	74,090
Corporate Office Properties Trust	2,792	71,671
First Industrial Realty Trust, Inc.	3,631	70,841
Urban Edge Properties	3,255	70,308
DuPont Fabros Technology, Inc.	2,167	69,863
Acadia Realty Trust	2,235	69,330
Cousins Properties, Inc.	7,098	68,496
Parkway Properties, Inc.	3,645	62,658
EastGroup Properties, Inc.	1,047	58,245
Equity One, Inc.	2,336	57,886
Washington Real Estate Investment Trust	2,234	55,962
Chesapeake Lodging Trust	1,769	54,963
Associated Estates Realty Corp.	1,893	54,121
New York REIT, Inc.	5,783	53,608
Monogram Residential Trust, Inc.	5,538	52,999
Education Realty Trust, Inc.	1,576	51,913
Sabra Health Care REIT, Inc.	1,943	51,490
Pennsylvania Real Estate Investment Trust	2,263	50,510
Mack-Cali Realty Corp.	2,922	49,382
Retail Opportunity Investments Corp.	2,999	48,974
American Assets Trust, Inc.	1,243	48,912
PS Business Parks, Inc.	639	46,711
Empire State Realty Trust, Inc. — Class A	2,564	46,357
Government Properties Income Trust	2,307	45,033
Ramco-Gershenson Properties Trust	2,556	44,014
Hersha Hospitality Trust	6,521	41,474
CyrusOne, Inc.	1,267	40,886
FelCor Lodging Trust, Inc.	3,768	40,468
Summit Hotel Properties, Inc.	2,820	37,675
Franklin Street Properties Corp.	3,122	36,246
Chatham Lodging Trust	1,255	35,065
CoreSite Realty Corp.	708	33,418
Inland Real Estate Corp.	3,293	33,391
Alexander's, Inc.	78	31,500
Excel Trust, Inc.	1,977	31,415

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 99.3% (continued)
Retail Properties of America, Inc. — Class A	1,940	$29,100
Terreno Realty Corp.	1,400	28,490
Investors Real Estate Trust1	3,759	27,215
Ashford Hospitality Trust, Inc.	3,086	26,540
Urstadt Biddle Properties, Inc. — Class A	1,168	23,500
Rouse Properties, Inc.1	1,220	21,069
Saul Centers, Inc.	387	19,493
First Potomac Realty Trust	1,912	19,311
Universal Health Realty Income Trust	398	19,064
Cedar Realty Trust, Inc.	2,761	18,637
Monmouth Real Estate Investment Corp.	1,793	17,285
QTS Realty Trust, Inc. — Class A	464	17,275
Silver Bay Realty Trust Corp.	1,111	17,154
Ashford Hospitality Prime, Inc.	833	13,111

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 99.3% (continued)
Campus Crest Communities, Inc.	2,118	$11,988
American Residential Properties, Inc.*	449	8,329
Total Financial		19,884,954
Total Common Stocks
(Cost $17,695,077)		19,884,954

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%

BNY Mellon Separately Managed Cash Collateral Account, 0.1384%	52,023	52,023
Total Securities Lending Collateral
(Cost $52,023)		52,023
Total Investments - 99.5%
(Cost $17,747,100)		$19,936,977
Other Assets & Liabilities, net - 0.5%		92,717
Total Net Assets - 100.0%		$20,029,694

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2015 — See Note 4.
2	Securities lending collateral —- See Note 4.

REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to:

(i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of May 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim BRIC ETF	$117,364,399	$-	$-	$117,364,399
Guggenheim Defensive Equity ETF	247,647,540	-	14,143	247,661,683
Guggenheim Insider Sentiment ETF	159,350,111	-	-	159,350,111
Guggenheim Mid-Cap Core ETF	159,280,978	-	-	159,280,978
Guggenheim Multi-Asset Income ETF	875,725,679	-	-	875,725,679
Guggenheim Raymond James SB-1 Equity ETF	282,927,564	-	-	282,927,564
Guggenheim Spin-Off ETF	598,414,487	-	-	598,414,487
Wilshire Micro-Cap ETF	22,456,843	-	2,021	22,458,864
Wilshire US REIT ETF	19,936,977	-	-	19,936,977

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 5/31/15	Valuation Technique	Unobservable Inputs
Guggenheim Defensive Equity ETF	Rights	$14,143	Model Price	Trade Price
Wilshire Micro-Cap ETF	Common Stocks	0	Discount to Last Trade	100% Discount
	Rights	2,021	Model Price	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Wilshire Micro-Cap ETF
Transfer from Level 2 to Level 3	$1,328

During the period ended May 31, 2015, a security transferred to Level 3 from Level 2 as a result of contingent value rights not traded on a primary exchange.

Except for Wilshire Micro-Cap ETF, there were no transfers between levels for these Funds for the period ended May 31, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim Defensive Equity ETF
Beginning Balance	$-
Purchases	14,143
Ending Balance	$14,143
Wilshire Micro-Cap ETF
Beginning Balance	$3,089
Realized Gain/Loss	(5,103)
Change in Unrealized Gain/Loss	(24,948)
Acquired through corporate actions	-
Purchases	28,339
Sales	(684)
Transfers Into Level 3	1,328
Ending Balance	$2,021

3.  Federal Income Taxes

As of May 31, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$157,015,438	$16,417,593	$(56,068,632)	$(39,651,039)
Guggenheim Defensive Equity ETF	239,636,426	14,888,340	(6,863,083)	8,025,257
Guggenheim Insider Sentiment ETF	143,239,807	20,982,755	(4,872,451)	16,110,304
Guggenheim Mid-Cap Core ETF	148,843,891	13,373,431	(2,936,344)	10,437,087
Guggenheim Multi-Asset Income ETF	934,629,269	22,011,253	(80,914,843)	(58,903,590)
Guggenheim Raymond James SB-1 Equity ETF	255,968,750	36,797,707	(9,838,893)	26,958,814
Guggenheim Spin-Off ETF	548,825,707	93,899,729	(44,310,949)	49,588,780
Wilshire Micro-Cap ETF	23,415,563	2,207,648	(3,164,347)	(956,699)
Wilshire US REIT ETF	17,654,195	2,639,470	(356,688)	2,282,782

4.  Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of May 31, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim BRIC ETF	$7,389,149	$7,034,691	$595,616	$7,630,307
Guggenheim Defensive Equity ETF	24,515,908	24,608,777	433,624	25,042,401
Guggenheim Insider Sentiment ETF	5,622,040	5,815,902	-	5,815,902
Guggenheim Mid-Cap Core ETF	5,853,405	5,998,211	-	5,998,211
Guggenheim Multi-Asset Income ETF	68,114,339	69,299,734	546,239	69,845,973
Guggenheim Raymond James SB-1 Equity ETF	12,194,050	12,555,617	-	12,555,617
Guggenheim Spin-Off ETF	54,156,625	55,637,831	-	55,637,831
Wilshire Micro-Cap ETF	2,703,320	2,823,536	-	2,823,536
Wilshire US REIT ETF	50,800	52,023	-	52,023

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2015

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2015